As filed with the Securities and Exchange Commission on December 2, 1997

                                                      1933 Act File No. 30361
                                                      1940 Act File No. 811-5853

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ X ]
                  Pre-Effective Amendment No.                              [   ]
                                                      ------
                  Post-Effective Amendment No.          14                 [ X ]
                                                      ------

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                  Amendment No.                        13
                                                       --
                        (Check appropriate box or boxes.)

                              HERITAGE INCOME TRUST
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (813) 573-3800

                           STEPHEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

It is proposed that this filing will become effective  (check  appropriate box)
     [ ]  immediately  upon  filing  pursuant to  paragraph  (b)
     [ ]  on (date)  pursuant to paragraph (b)
     [ ]  60 days after filing  pursuant to paragraph (a)(1)
     [x]  on February 2, 1998 pursuant to paragraph (a)(1)
     [ ]  75 days after  filing  pursuant to  paragraph  (a)(2)
     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 Page 1 of Pages
                          Exhibit Index Appears on Page

                              HERITAGE INCOME TRUST

                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

               Cover Sheet

               Contents of Registration Statement

               Cross Reference Sheet

               Prospectus for the Heritage Income Trust - High Yield Bond Fund and Intermediate Government Fund

               Statement of Additional Information for Heritage Income Trust - High Yield Bond Fund and Intermediate Government Fund

               Part C of Form N-1A

               Signature Page

               Exhibits

                             HERITAGE INCOME TRUST:
                            HIGH YIELD BOND FUND AND
                          INTERMEDIATE GOVERNMENT FUND

                           N-1A CROSS-REFERENCE SHEET

PART A ITEM NO.                                        PROSPECTUS CAPTION
---------------                                        ------------------

1.  Cover Page                                     Cover Page

2.  Synopsis                                       Total Fund Expenses

3.  Condensed Financial Information                Financial Highlights; Performance Information

4.  General Description of Registrant              Cover   Page;   About  the  Trust  and  the   Funds;   Investment
                                                   Objectives, Policies and Risk Factors

5.  Management of the Fund                         Management of the Funds

5A. Management's Discussion of Fund Performance    Inapplicable

6.  Capital Stock and Other Securities             Cover  Page;  About the Trust and the  Funds;  Management  of the
                                                   Funds;  Choosing  a Class of  Shares;  What  Class A Shares  Will
                                                   Cost;  What Class B Shares  Will Cost;  What Class C Shares  Will
                                                   Cost;  Dividends  and  Other  Distributions;  Taxes;  Shareholder
                                                   Information

7.  Purchase of Securities Being Offered           Net  Asset  Value;   Purchase   Procedures;   Minimum  Investment
                                                   Required/Accounts   With  Low  Balances;   Systematic  Investment
                                                   Programs;  Retirement  Plans;  Choosing a Class of  Shares;  What
                                                   Class A Shares  Will Cost;  What Class B Shares  Will Cost;  What
                                                   Class C Shares Will Cost; Distribution Plans

8.  Redemption or Repurchase                       Minimum Investment  Required/Accounts  With Low Balances;  How to
                                                   Redeem Shares; Receiving Payment; Exchange Privilege

9.  Pending Legal Proceedings                      Inapplicable



                                                  STATEMENT OF ADDITIONAL
PART B ITEM NO.                                   INFORMATION CAPTION
---------------                                   -----------------------

10.  Cover Page                                    Cover Page

11.  Table of Contents                             Table of Contents

12.  General Information and History               General Information

13.  Investment Objectives and Policies            Investment Information, Investment Limitations

14.  Management of the Fund                        Fund Information - Management of the Funds

15.  Control Persons and Principal Holders of      Fund Information - Management of the Funds - Five Percent
      Securities                                   Shareholders

16.  Investment Advisory and Other Services        Fund Information - Management of the Funds,  Investment  Advisers
                                                   and   Administrator;   Subadvisers;   Distribution   of   Shares;
                                                   Administration of the Funds

17.  Brokerage Allocation                          Fund Information; Brokerage Practices

18.  Capital Stock and Other Securities            General Information;  Fund Information - Management of the Funds;
                                                   Potential Liability; Conversion of Class B Shares

19.  Purchase, Redemption and Pricing of           Net  Asset  Value;  Investing  in the  Funds;  Redeeming  Shares;
      Securities Being Offered                     Exchange Privilege; Conversion of Class B Shares

20.  Tax Status                                    Conversion of Class B Shares; Taxes

21.  Underwriters                                  Trust Information - Distribution of Shares

22.  Calculation of Performance Data               Performance Information

23.  Financial Statements                          Financial Statements


PART C
------

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                    HERITAGE
                             ----------------------
                                INCOME TRUST(TM)
                             ----------------------

                              High Yield Bond Fund
                                      And
                          Intermediate Government Fund


     The Heritage Income Trust ("Trust") is a mutual fund offering shares in two separate investment portfolios, the High Yield Bond Fund and the Intermediate Government Fund (each a "Fund" and collectively, the "Funds").


     The High Yield Bond Fund has an investment objective of high current income and seeks to achieve this objective primarily by investing in a portfolio of lower- and medium-rated high yield fixed income securities. These lower-rated securities commonly are referred to as "junk bonds" or "high yield securities." Investments in lower-rated securities entail a high degree of risk and are predominantly speculative. Accordingly, these securities are designed for investors willing to assume additional risk in return for the potential for above-average income. See "Lower-Rated Securities - Risk Factors."

     The Intermediate Government Fund has an investment objective of high current income consistent with the preservation of capital and seeks to achieve this objective primarily by investing in securities issued by the U.S. Government, its agencies and instrumentalities and related repurchase agreements and forward commitments. Under normal market conditions the Intermediate Government Fund will maintain a dollar-weighted effective average maturity of between three and ten years.


     Each Fund offers Class A shares (sold subject to a 3.75% maximum front-end sales load) ("A shares"), Class B shares (sold subject to a 5% maximum contingent deferred sales load, declining over an eight-year period) ("B shares") and Class C shares (sold subject to a 1% contingent deferred sales load) ("C shares"). Each Fund requires a minimum initial investment of $1,000, except for certain investment plans for which lower limits may apply.


     This Prospectus contains information that should be read before investing in either Fund and should be kept for future reference. A Statement of Additional Information ("SAI") dated February 2, 1998 relating to the Funds has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. A copy of the SAI is available free of charge and shareholder inquiries can be made by writing to Heritage Asset Management, Inc. or by calling (800) 421-4184.


 FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY,
  THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY
                                 OTHER AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                                    HERITAGE
                                    --------
                             ASSET MANAGEMENT, INC.
                             ----------------------
                        Registered Investment Advisor-SEC


                              880 Carillon Parkway
                          St. Petersburg, Florida 33716
                                 (800) 421-4184
                        Prospectus Dated February 2, 1998

================================================================================
                               TABLE OF CONTENTS
================================================================================


GENERAL INFORMATION...........................................................1
   Total Fund Expenses........................................................1
   Financial Highlights.......................................................3
   Investment Objectives, Policies and Risk Factors...........................5
   Net Asset Value...........................................................16
   Performance Information...................................................16


INVESTING IN THE FUNDS.......................................................17


   Purchase Procedures.......................................................17
   Minimum Investment Required/Accounts With Low Balances....................18
   Systematic Investment Programs............................................19
   Retirement Plans..........................................................19
   Choosing a Class of Shares................................................19
   What Class A Shares Will Cost.............................................20
   What Class B Shares Will Cost.............................................22
   What Class C Shares Will Cost.............................................23
   Minimizing the Contingent Deferred Sales Load.............................24
   Waiver of the Contingent Deferred Sales Load..............................24
   How to Redeem Shares......................................................24
   Receiving Payment.........................................................26
   Exchange Privilege........................................................27


MANAGEMENT OF THE FUNDS......................................................28


   Board of Trustees.........................................................28
   Investment Adviser, Fund Accountant, Administrator and Transfer Agent.....28
   Subadviser................................................................28
   Portfolio Management......................................................29
   Brokerage Practices.......................................................29


SHAREHOLDER AND ACCOUNT POLICIES.............................................30

   Dividends and Other Distributions.........................................30
   Distribution Plans........................................................31
   Taxes.....................................................................31
   About the Trust and the Funds.............................................32
   Shareholder Information...................................................33

APPENDIX....................................................................A-1

                               GENERAL INFORMATION


Total Fund Expenses

===============================================================================


        The following tables are intended to assist investors in understanding the expenses associated with investing in each class of shares of each Fund. Because B shares were not offered for sale prior to the date of this Prospectus, all expenses for B shares are based on estimated expenses.


    SHAREHOLDER TRANSACTION EXPENSES:
                                          Class A      Class B     Class C
                                          -------      -------     -------
    Maximum Sales Load Imposed on
      Purchases (as a % of offering        3.75%        None        None
      price)..........................
    Maximum Contingent Deferred Sales
      Load (as a % of original
      purchase price or redemption         None        5.00%*      1.00%**
      proceeds, whichever is lower)...
    Wire Redemption Fee (per               $5.00        $5.00       $5.00
      transaction)....................

    ----------

       * Declining over an eight-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. B shares will convert to A shares eight years after purchase.
    ** Declining to 0% at the first year.


    ANNUAL OPERATING EXPENSES:

    High Yield Bond Fund:
                                        CLASS A       CLASS B     CLASS C
                                        -------       -------     -------

    Management fee (after fee waiver)..   0.50%        0.50%       0.50%
    12b-1 fees.........................   0.31%        0.80%       0.80%
    Other expenses.....................   0.40%        0.40%       0.40%
                                          -----        -----       -----
    Total Fund operating expenses
      (after fee waiver)...............   1.21%        1.70%       1.70%
                                          =====        =====       =====


    Intermediate Government Fund:
                                          CLASS A      CLASS B     CLASS C
                                          -------      -------     -------
    Management fee (after fee waiver).     0.00%        0.00%       0.00%
    12b-1 fees........................     0.33%        0.60%       0.60%
    Other expenses (after expense          0.60%        0.60%       0.60%
                                           -----        -----       -----
    reimbursement)....................
    Total Fund operating expenses
    (after fee  waiver and expense
    reimbursement)....................     0.93%        1.20%       1.20%
                                           =====        =====       =====

        The Funds' manager, Heritage Asset Management, Inc. (the "Manager"), voluntarily will waive its investment advisory fees and, if necessary, reimburse each Fund to the extent that Class A, Class B and Class C annual operating expenses exceed that Fund's average daily net assets attributable to that class for the 1998 fiscal year as follows:


                                      Class A           Class B And Class C
                                      -------           -------------------
         High Yield Bond Fund           1.25%                 1.70%
         Intermediate Government Fund   0.95%                 1.20%




        Absent such fee waivers and expense reimbursements, the management fee and other expenses for each class of each Fund for the 1997 fiscal year would have been as follows:


                                        Class A                Class C
                                        -------                -------
         High Yield Bond Fund
           Management Fee                 0.60%                 0.60%
           Total Fund
             Operating Expenses           1.31%                 1.80%

         Intermediate Government Fund
           Management Fee                 0.50%                 0.50%
           Other Expenses                 0.84%                 0.84%
           Total Fund
             Operating Expenses           1.67%                 1.94%

    EXAMPLES OF THE EFFECT OF FUND EXPENSES:

        The impact of Fund operating expenses on earnings is illustrated in the examples below assuming a hypothetical $1,000 investment and a 5% annual rate of return.


                                            1 Year  3 Years  5 Years  10 Years
                                            ------  -------  -------  --------
    High Yield Bond Fund:

      A shares.............................  $___    $___     $___      $___
      B shares (assuming sale of all         $___    $___     $___      $___
        shares at end
        of period).........................
      B  shares   (assuming   no  sale  of   $___    $___     $___      $___
        shares)............................
      C shares ............................  $___    $___     $___      $___


    Intermediate Government Fund:

      A shares.............................  $___    $___     $___      $___
      B shares (assuming sale of all         $___    $___     $___      $___
        shares at end of period)...........
      B  shares   (assuming   no  sale  of   $___    $___     $___      $___
        shares)............................
      C shares ............................  $___    $___     $___      $___




This is an illustration only and should not be considered a representation of future expenses. Actual expenses and performance may be greater or less than that shown above. The purpose of the above tables is to assist investors in understanding the various costs and expenses that will be borne directly or indirectly by shareholders. Due to the imposition of Rule 12b- 1 fees, it is possible that long-term shareholders of a Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales load permitted by the rules of the National Association of Securities Dealers, Inc. For a further discussion of these costs and expenses, see "Management of the Funds" and "Distribution Plans."

FINANCIAL HIGHLIGHTS
===============================================================================

     The following tables show important financial information for an A share and a C share of each Fund outstanding for the periods indicated, including net investment income, net realized and unrealized gain on investments, and certain other information. It has been derived from financial statements appearing in the SAI. The financial statements and the information in these tables for the two fiscal years ended September 30, 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the SAI, which may be obtained by calling your Fund at (800) 421-4184. Information presented for the years ended September 30, 1995 and prior thereto was audited by other auditors who served as the Trust's independent accountants for those years. No B shares were outstanding prior to the date of this Prospectus.


                                                                                   HIGH YIELD BOND FUND
                                                  -------------------------------------------------------------------------------
                                                                          Class A Shares                     Class C Shares
                                                  ------------------------------------------------------  -----------------------
                                                                For the Years Ended September 30,          For the Years Ended
                                                                                                              September 30,
-------------------------------------------------------------------------------------------------------- ------------------------
                                            1997   1996(a)  1995    1994    1993    1992   1991    1990+    1997   1996(a) 1995++
                                            ----   -------  ----    ----    ----    ----   ----    -----    ----   ------- ------
NET ASSET VALUE, BEGINNING OF THE PERIOD    $10.22  $ 9.94  $ 9.65  $10.65  $10.82 $10.29 $ 9.29  $ 9.60   $10.18  $ 9.91  $ 9.62
                                            ------  ------  ------  ------  ------ ------ ------  ------   ------  ------  ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (b)                 0.90    0.84(f) 0.72    0.69    0.81   0.83   0.87    0.43     0.85    0.79(f) 0.31
    Net realized and unrealized               0.46    0.24    0.31   (0.84)   0.07   0.59   1.00   (0.34)    0.46    0.24    0.28
      gain loss on investments                ----    ----    ----   ------   ----   ----   ----   ------    ----    ----    ----
    Total from Investment Operations          1.36    1.08    1.03   (0.15)   0.88   1.42   1.87    0.09     1.31    1.03    0.59
                                              ----    ----    ----   ------   ----   ----   ----    ----     ----    ----    ----
LESS DISTRIBUTIONS:
    Dividends from net investment income     (0.89)  (0.80)  (0.74)  (0.71)  (0.83) (0.85) (0.87)  (0.36).  (0.84)  (0.76)  (0.30)
    Distributions from net realized gains    --      --      --      (0.07)  (0.22) (0.04)  --     (0.04)   --       --      --
    Distributions in excess of net           --      --      --      (0.07)  --     --      --      --      --       --      --
       realized gains                        -----   -----   -----    ------ -----  -----   -----   -----   -----    -----   ---
    Total Distributions                      (0.89)  (0.80)  (0.74)  (0.85)  (1.05) (0.89) (0.87)  (0.40)   (0.84)  (0.76)  (0.30)
                                             ------  ------  ------  ------  ------ ------ ------  ------   ------  ------  ------
NET ASSET VALUE, END OF THE PERIOD          $10.69  $10.22  $ 9.94  $ 9.65  $10.65 $10.82 $10.29  $ 9.29   $10.65  $10.18   $9.91
                                            ======  ======  ======  ======  ====== ====== ======  ======   ======  ======   ======
TOTAL RETURN (%)(E)                          14.00   11.44   11.23   (1.59)   8.57  14.35  21.19    0.91(d) 13.53   10.93    6.18(d)

RATIOS (%)/SUPPLEMENTAL DATA:
    Operating expenses, net, to average       1.21    1.23    1.25    1.25    1.19   0.96   1.31    1.35(c)  1.70    1.70    1.70(c)
       daily net assets(b)
    Net investment income to average          8.76    8.41    7.35    6.76    7.57   8.11   9.10    8.97(c)  8.26    8.39    6.67(c)
        daily net assets
    Portfolio turnover rate                  101     143     109     135     150     71     119    39(c)     101     143     109(c)
    Net assets, end of the period            42      33      30      32      42      32     15      10       13       6      0.6
      ($ millions)


------------------
+    For the period March 1, 1990  (commencement of operations) to September 30,
     1990.
++ For the period April 3, 1995 (first issuance of C shares) to September 30, 1995.
(a) Salomon Brothers Asset Management Inc became the investment subadviser to the High Yield Bond Fund on February 1, 1996.
(b) Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.01, $.03, $.03, $.02, $.02, $.05, $.07 and $.08 per A share for the eight periods ended September 30, 1997, respectively. The operating expense ratios including such items would have been 1.30%, 1.51%, 1.51%, 1.42%, 1.43%, 1.60%, 2.17% and 3.00% (annualized) for A shares for the eight periods ended September 30, 1997, respectively. Excludes management fees waived by the Manager in the amount of $.01, $.03 and $.03 per C share for the three periods ended September 30, 1997, respectively. The operating expense ratio including such items would have been 1.79%, 1.98% and 1.96% (annualized) for C shares for the three periods ended September 30, 1997, respectively.
(c)  Annualized.
(d)  Not annualized.
(e)  Does not reflect the imposition of a sales load.
(f) Amounts calculated prior to reclassification of $16,079 relating to permanent book to tax differences. The effect of such reclassification would have resulted in an increase in net investment income of $0.01 for A shares and $0.01 for C shares.





                                                                      INTERMEDIATE GOVERNMENT FUND
                                    -----------------------------------------------------------------------------------------------
                                                               Class A Shares                                  Class C Shares
                                    --------------------------------------------------------------------- ------------------------


                                                      For the Years Ended September 30,                      For the Years Ended
                                                                                                                September 30,
                                    --------------------------------------------------------------------- ------------------------
                                     1997*   1996(a)*  1995    1994*     1993    1992     1991   1990+     1997*   1996*   1995++
                                     -----   --------  ----    -----     ----    ----     ----   -----     -----   -----   ------
NET ASSET VALUE, BEGINNING OF
   THE PERIOD                         $9.08   $ 9.29   $ 9.10  $ 9.44   $ 9.84  $10.00  $ 9.49   $ 9.60    $9.06   $ 9.27  $ 9.05
                                      -----   ------   ------  ------   ------  ------  ------   ------    -----   ------  ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (a)            0.51     0.50     0.62    0.43     0.59    0.52    0.67     0.32     0.49     0.49    0.21
  Net realized and unrealized gain
    (loss) on investments              0.13    (0.21)    0.12   (0.40)   (0.44)   0.10    0.49    (0.12)    0.13    (0.21)   0.23
                                       ----    ------    ----   ------   ------   ----  ------    ------    ----    ------   ----
  Total from Investment Operations     0.64     0.29     0.74    0.03     0.15    0.62    1.16     0.20     0.62     0.28    0.44
                                       ----     ----     ----    ----     ----    ----  ------     ----     ----     ----    ----
LESS DISTRIBUTIONS:
  Dividends from net investment       (0.52)   (0.50)   (0.55)  (0.37)   (0.52)  (0.55)  (0.65)   (0.27)   (0.50)   (0.49)  (0.22)
    income
  Distributions from net realized     --       --       --      --       (0.03)  (0.23)   --      (0.04)    --      --        --
                                     -----    -----    -----   -----     ------  -----  ------    ------   -----   -----     ----
    gain
  Total Distributions                 (0.52)   (0.50)   (0.55)  (0.37)   (0.55)  (0.78)  (0.65)   (0.31)   (0.50)   (0.49)  (0.22)
                                      ------   ------   ------  ------   ------  -----  ------    ------   ------   ------  ------
NET ASSET VALUE, END OF THE PERIOD    $9.20   $ 9.08   $ 9.29  $ 9.10   $ 9.44  $ 9.84  $10.00   $ 9.49    $9.18   $ 9.06  $ 9.27
                                      =====   ======   ======  ======   ======  ======  ======   ======    =====   ======  ======
TOTAL RETURN (%)(D)                    7.28     3.24     8.47    0.36     1.58    6.47   12.64     2.11 (c) 7.02     3.04    4.90(c)

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to
    average daily  net assets(a)       0.93     0.94     0.95    0.95     0.91    0.78    1.07     1.10(b)  1.20     1.20    1.20(b)
  Net investment income to average
    daily     net assets               5.65     5.42     5.50    4.60     5.99    5.66    6.87     7.04(b)  5.38     5.22    5.19(b)
  Portfolio turnover rate               69       135     162     214      150     123      202        76(b)    69      135    162(b)
  Net assets, end of the period         14        18     24       41      102     111        5         4        1     0.6    0.07
    ($ millions)



---------------


* Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the year since use of the undistributed method does not correspond with results of operations.
+    For the period March 1, 1990  (commencement of operations) to September 30,
     1990.
++ For the period April 3, 1995 (first offering of C shares) to September 30, 1995.
(a) Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.07, $.06, $.06, $.03, $.01, $.02, $.24 and $.22 per A share for the eight periods ended September 30, 1997, respectively. The operating expense ratios including such items would have been 1.67%, 1.61%, 1.47%, 1.18%, 1.03%, 1.23%, 3.58% and 5.88% (annualized) for A shares for the eight periods ended September 30, 1997, respectively. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.07, $.06 and $.06 per C share for the three periods ended September 30, 1997, respectively. The operating expense ratio including such items would have been 1.94%, 1.87% and 1.72% (annualized) for C shares for the three periods ended September 30, 1997, respectively.
(b)  Annualized.
(c)  Not annualized.
(d)  Does not reflect the imposition of a sales load.

                    INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS
                    ============================================================


                         Each Fund has its own investment objective and seeks to
                    achieve that objective through separate and distinct investment policies. Each Fund's investment objective is fundamental and may not be changed without the vote of a majority of the outstanding voting securities of that Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Except as otherwise stated, all policies of each Fund can be changed by the Trust's Board of Trustees (the "Board of Trustees" or the "Board") without shareholder approval. Each Fund's shares will fluctuate in value as a result of value changes in portfolio investments. There can be no assurance that either Fund's investment objective will be achieved.


                         The following is a discussion of each Fund's investment
                    objective, principal investments and practices, including the risks of investing in these investments or engaging in these practices. For a further discussion of each Fund's investment policies, practices and risks, see "Investment Objective and Policies of the Funds" in the SAI.

                    High Yield Bond Fund
                    --------------------


                         The High Yield Bond Fund's investment objective is high
                    current income. The Fund seeks to achieve this objective primarily by investing in a portfolio of lower- and medium-rated high yield fixed income securities. These lower-rated securities commonly are referred to as "junk bonds" or "high yield securities." Investments in lower-rated securities entail a high degree of risk and are predominantly speculative. Accordingly, an investment in the Fund is not appropriate for all investors.


THE HIGH YIELD           The Fund invests  primarily in securities  rated Baa or
BOND FUND INVESTS   lower by Moody's Investors Service,  Inc. ("Moody's") or BBB
PRIMARILY IN        or lower by Standard & Poor's Ratings Services ("S&P") or in
HIGH-YIELD,         securities  determined by Salomon  Brothers Asset Management
LOWER-RATED         Inc, the Fund's investment  subadviser (the  "Subadviser"),
CORPORATE BONDS.    to be of comparable quality.  These lower- and medium-rated,
THESE ARE           and  comparable  unrated   securities,   offer  yields  that
COMMONLY CALLED     generally are superior to the yields offered by higher-rated
"JUNK BONDS."       securities.    However,   such   securities   also   involve
BECAUSE THE VALUE   significantly greater risks,  including price volatility and
OF THESE            risk of default in the payment of  principal  and  interest.
SECURITIES WILL The Subadviser seeks to minimize the risks of investing in FLUCTUATE, YOU these securities through its careful analysis of the credit CAN LOSE MONEY BY status of these issuers. For further discussion of the risks INVESTING IN THE associated with investing in lower-rated securities, see
FUND.               "Lower-Rated Securities - Risk Factors" below.


THE AVERAGE              The  Subadviser  has  discretion to select the range of
WEIGHTED            maturities  of  the  debt  obligations  in  which  the  Fund
PORTFOLIO           invests.  The  Subadviser  seeks to  maintain,  under normal
MATURITY OF THE market conditions, the Fund's average weighted portfolio HIGH YIELD BOND maturity of 7 to 15 years. However, this average weighted FUND'S INVESTMENT portfolio maturity may vary substantially from time to time
PORTFOLIO WILL      depending on economic and market conditions.
VARY.



                         Certain of the debt  securities  purchased  by the Fund
                    may be rated as low as C by Moody's or D by S&P or may be considered comparable to securities having these ratings. These lower-rated securities are considered to have
                    extremely   poor   prospects  of  ever  attaining  any  real
                    investment standing, to have a current and identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Therefore, the Fund will not invest in these lower-rated securities unless the Subadviser believes that the difference in yield on these securities is sufficient to justify the higher risk.


                         The Fund may  invest up to 10% of its  total  assets in
                    foreign fixed income securities. The Fund also may invest in zero coupon and pay-in-kind securities, fixed and floating rate loans, high yield commercial paper, repurchase agreements and reverse repurchase agreements. The Fund may invest up to 20% of its assets in common stock, convertible securities, warrants, preferred stock or other equity securities when consistent with the Fund's objectives. The Fund generally will hold such equity investments as a result of purchases of unit offerings of fixed income securities which include such securities or in connection with an actual or proposed conversion or exchange of fixed income securities, but also may purchase equity securities not associated with fixed income securities when, in the opinion of the Subadviser, such purchase is appropriate. The Fund may loan portfolio securities, borrow money (as discussed in the SAI), and purchase securities on a firm commitment or when-issued basis. Up to 10% of the Fund's net assets may be invested in illiquid securities. In times when, in its judgment, conditions in the securities markets would make pursuing the Fund's basic investment strategy inconsistent with the best interests of the Fund's shareholders, the Subadviser may invest up to 100% of its assets in money market instruments, U.S. Government securities, and long-and short term debt instruments that are rated A or higher by Moody's or S&P. See the Appendix for a description of corporate bond ratings and the Appendix to the SAI for commercial paper ratings by Moody's and S&P.


THE HIGH YIELD           CONVERTIBLE  SECURITIES.  A  convertible  security is a
BOND FUND MAY       bond,  debenture,  note,  preferred  stock or other security
INVEST IN           that may be  converted  into or  exchanged  for a prescribed
SECURITIES          amount of  common  stock of the same or a  different  issuer
CONVERTIBLE INTO    within a particular  period of time at a specified  price or
COMMON STOCK.       formula.  A  convertible  security  entitles  the  holder to receive  interest paid or accrued on debt or dividends  paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Convertible securities
                    have  unique   investment   characteristics   in  that  they
                    generally have higher yields than common stocks, but lower yields than comparable non-convertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

THE HIGH YIELD           FIXED AND FLOATING  RATE LOANS.  The Fund may invest in
BOND FUND MAY       fixed and floating  rate loans  ("Loans")  arranged  through
INVEST IN LOANS.    private  negotiations  between  a  corporate  borrower  or a
                    foreign   sovereign   entity  and  one  or  more   financial
                    institutions ("Lenders").  The Fund may invest in such loans in the form of  participations  in Loans  ("Participations")
                    and  assignments  of all or a portion  of Loans  from  third
                    parties   ("Assignments").    The   Fund   considers   these
                    investments  to  be  investments  in  debt   securities  for
                    purposes  of this  Prospectus.  The Fund,  in  pursuing  its
                    investment   policies,   may  acquire   Participations   and
                    Assignments  that are high yield,  nonconvertible  corporate
                    debt   securities  or  short   duration   debt   securities.
                    Participations  typically  will  result in the Fund having a contractual  relationship only with the Lender, not with the borrower.  The Fund will have the right to receive  payments of principal,  interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower.  In
                    connection   with   purchasing   Participations,   the  Fund
                    generally  will have no right to enforce  compliance  by the borrower  with the terms of the loan  agreement  relating to the Loan,  nor any rights of set-off  against the  borrower, and the Fund may not benefit  directly  from any  collateral
                    supporting   the  Loan  in  which  it  has   purchased   the
                    Participation.  As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the
                    Participation.  In the event of the insolvency of the Lender selling  a  Participation,  the  Fund  may be  treated  as a general  creditor of the Lender and may not benefit from any set-off  between the Lender and the borrower.  The Fund will acquire  Participations  only if the Lender  interpositioned between  the  Fund and the  borrower  is  determined  by the
                    investment  manager  to  be  creditworthy.   When  the  Fund
                    purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.


                         The Fund may have  difficulty  disposing of Assignments
                    and Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Thus, the Fund will treat investments in Participations and Assignments as illiquid for purposes of its limitation on investments in illiquid securities. The Fund may revise this policy in the future.



THE HIGH YIELD           FOREIGN FIXED INCOME SECURITIES. The Fund may invest up
BOND FUND MAY       to  10%  of  its  total  assets  in  foreign   fixed  income
INVEST IN FIXED securities (including emerging market securities) all or a INCOME SECURITIES portion of which may be non-U.S. dollar denominated and
OF FOREIGN          which include:  (a) debt obligations issued or guaranteed by
ISSUERS.            foreign  national,  provincial,  state,  municipal  or other governments with taxing authority or by their agencies or
                    instrumentalities,   including   Brady   Bonds;   (b)   debt
                    obligations of supranational  entities; (c) debt obligations of the U.S. Government issued in non-dollar securities;  (d)
                    debt  obligations  and  other  fixed  income  securities  of
                    foreign   corporate  issuers  (both  dollar  and  non-dollar
                    denominated);   and  (e)  U.S.   corporate   issuers   (both
                    Eurodollar and non-dollar denominated).  There is no minimum
                    rating   criteria  for  the  Fund's   investments   in  such
                    securities.  Investing in the securities of foreign  issuers involves  special  considerations  that  are  not  typically associated with investing in the securities of U.S. issuers.
                    In  addition,  emerging  markets are markets that have risks that are different  and higher than those in more  developed markets.  Investments  in securities of foreign  issuers may
                    involve   risks   arising  from   restrictions   on  foreign
                    investment and  repatriation  of capital,  from  differences between U.S. and foreign securities markets,  including less volume,  much  greater  price  volatility  in  and  relative illiquidity of foreign securities markets, different trading and settlement  practices and less governmental  supervision and  regulation,  from changes in currency  exchange  rates, from high and volatile  rates of inflation,  from  economic, social  and  political  conditions  and,  as  with  domestic multinational corporations, from fluctuating interest rates.
                    Other  investment  risks include the possible  imposition of foreign  withholding  taxes on certain amounts of the Fund's income,  the possible seizure or  nationalization of foreign assets and the possible  establishment of exchange controls,
                    expropriation,    confiscatory   taxation,   other   foreign
                    governmental   laws  or   restrictions   that  might  affect
                    adversely  payments due on securities  held by the Fund, the lack of extensive  operating  experience of eligible foreign subcustodian's  and legal  limitations on the ability of the
                    Fund  to  recover  assets  held  in  custody  by  a  foreign subcustodian in the event of the subcustodian's  bankruptcy.
                    In   addition,   there  may  be  less   publicly   available
                    information about a foreign issuer than about a U.S. issuer,
                    and  foreign   issuers  may  not  be  subject  to  the  same
                    accounting, auditing and financial recordkeeping standards and requirements of U.S. issuers. Finally, in the event of a default in any such foreign obligations, it may be more difficult for the High Yield Bond Fund to obtain or enforce a judgment against the issuers of such obligations.


THE RISKS OF             LOWER-RATED   SECURITIES--RISK   FACTORS.   Lower-rated
LOWER-RATED         securities  are  subject  to  certain  risks that may not be
HIGHER-YIELDING present with investments in higher-grade securities. SECURITIES ARE Investors should consider carefully their ability to assume DIFFERENT FROM the risks associated with lower-rated securities before
THOSE OF            investing in the Fund.
HIGHER-RATED
SECURITIES.


                         EFFECT OF INTEREST RATE AND ECONOMIC CHANGES. The lower
                    rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the Fund among securities of different issuers should reduce the risks of owning any such securities separately.

                         The prices of these high yielding securities tend to be
                    less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery.

                         Frequently,   the   higher   yields  of   high-yielding
                    securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer's financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by the Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

                         SECURITIES   RATINGS.   Securities  ratings  are  based
                    largely on the issuer's historical financial information and the rating agencies' investment analysis at the time of rating. Credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield bonds. Also, credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Although the Fund's Subadviser considers security ratings when making investment decisions, it primarily relies upon its own investment analysis. This analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. Because of the greater number of investment considerations involved in investing in lower-rated securities, the achievement of the Fund's objective depends more on its Subadviser's analytical abilities than would be the case if it were investing only in securities in the higher rating categories. The Fund, at the discretion of its Subadviser, may retain a security that has been downgraded below the initial investment criteria.

                         LIQUIDITY AND VALUATION.  High yielding  securities may
                    contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security. To the extent that there is no established retail secondary market, there may be thin trading of high yielding securities. This may lessen the Fund's ability to accurately value these securities and its ability to dispose of these securities. Additionally, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yielding securities, especially in a thinly traded market. Certain high yielding securities may involve special registration responsibilities, liabilities and costs and liquidity and valuation difficulties; thus, the responsibilities of the Board of Trustees to value high yield securities in the portfolio becomes more difficult with judgment playing a greater role.


                         The table  below  shows the  percentages  of the Fund's
                    assets invested during fiscal year 1997 in securities assigned to the various rating categories by Moody's and S&P and in unrated securities determined by the Fund's Subadviser to be of comparable quality. These figures are dollar-weighted averages of month-end Fund holdings for the fiscal year ended September 30, 1997, presented as a percentage of total net assets. These percentages are historical and are not necessarily indicative of the quality of current or future portfolio holdings, which will vary.




                                                                            Comparable
                                                                            quality of
                                                   Rated securities           unrated
                                                    as a percentage       securities as a
                                                      of the Fund's         percentage of
                    Moody's/S&P Ratings                assets           the Fund's assets
                    -------------------            ------------------    -----------------
                                                   Moody's     S&P       Moody's    S&P
                                                   -------     ---       -------    ---
                    U.S. Government Securities        %         %           %        %
                    Repurchase Agreements             %         %           %        %
                        involving U.S.
                        Government Securities
                    BB /Ba                            %         %           %        %
                    B/B                               %         %           %        %
                    CCC/Caa                           %         %           %        %
                            Total                     %         %           %        %
                            =====                    ==        ==          ==       ==




                         RESTRICTED  SECURITIES.  The Fund may purchase  certain
                    restricted securities ("Rule 144A securities") for which there is a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). The Board, the Manager or the Subadviser, as applicable, may determine these securities to be liquid pursuant to Board-approved guidelines. The Fund's investment in Rule 144A securities deemed to be liquid, when combined with illiquid securities, will not exceed 25% of the Fund's net assets at the time of investment. The continued liquidity of Rule 144A securities depends upon various factors, including the maintenance of an efficient institutional market in which such unregistered securities can be readily resold and the willingness of the issuer to register the securities under the 1933 Act. This policy is more fully described in the SAI.

                         WARRANTS.  The Fund may invest in  warrants,  which are
                    securities permitting, but not obligating, their holder to subscribe for other securities. Warrants do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in assets of the issuer. An investment in warrants may be considered speculative. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.



THE HIGH YIELD           ZERO COUPON AND PAY-IN-KIND  BONDS. The Fund may invest
BOND FUND MAY       in zero  coupon  securities  and  pay-in-kind  bonds,  which
INVEST IN CERTAIN involve special risk considerations. Zero coupon securities SECURITIES THAT are debt securities that pay no cash income but are sold at DO NOT PAY CASH substantial discounts from their value at maturity. When a
INCOME.             zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features. The Fund also may purchase pay-in-kind bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.


                         Zero coupon securities and pay-in-kind bonds tend to be
                    subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds generally are not traded on a national securities exchange, such securities are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of the Fund's 10% limitation on investments in illiquid securities.


                         Current Federal income tax law requires the holder of a
                    zero coupon security, certain pay-in-kind bonds and certain other securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for Federal income and excise taxes, the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to make the necessary distributions.


                     Intermediate Government Fund
                     ----------------------------

                         The Intermediate Government Fund's investment objective
                    is high current income consistent with the preservation of capital. The Fund seeks to achieve this objective primarily by investing in securities issued by the U.S. Government, its agencies and instrumentalities, and related repurchase agreements and forward commitments.


THE INTERMEDIATE         The Fund  invests  at least  80% of its  assets in debt
GOVERNMENT FUND securities (including mortgage-backed securities) issued or INVESTS PRIMARILY guaranteed by the U.S. Government and its agencies and IN U.S. GOVERNMENT instrumentalities, and repurchase agreements and when-issued DEBT SECURITIES. and forward commitment securities involving such debt
BECAUSE THE VALUE   obligations.  The Fund also may lend its securities,  borrow
OF THESE            money,  invest  in  money  market  instruments  to  maintain
SECURITIES WILL     sufficient  liquidity,  seek  to hedge against interest rate

FLUCTUATE, YOU CAN  changes  by a variety  of  strategies  involving  the use of
LOSE MONEY BY       options,  futures contracts and options on futures contracts
INVESTING IN THE    as described below, invest in stripped  securities,  inverse
FUND.               floaters  and invest up to 10% of its net assets in illiquid securities.  Under normal conditions, the Fund will maintain a  dollar-weighted  effective  average  maturity  of between three  and ten  years.  In  times  where,  in its  judgment, conditions in the securities markets would make pursuing the
                    Fund's basic investment strategy  inconsistent with the best interests  of  the  Fund's  shareholders,  the  Manager  may
                    shorten  the  Fund's   dollar-weighted   effective   average
                    maturity below three years.


WITHIN CERTAIN           FUTURES AND OPTIONS. To the extent that the Fund enters
LIMITS THE          into  futures  contracts  and  options on futures  contracts
INTERMEDIATE        other than for BONA FIDE hedging purposes (as defined by the
GOVERNMENT FUND     Commodity Futures Trading Commission), the aggregate initial
MAY UTILIZE         margin and premiums  required to establish  those  positions
FUTURES AND         (excluding  the amount by which options are  "in-the-money")
OPTIONS ON FUTURES  will not  exceed 5% of the  liquidation  value of the Fund's
CONTRACTS FOR       investment  portfolio,  after taking into account unrealized
PURPOSES OTHER      profits and  unrealized  losses on any contracts  into which
THAN HEDGING        the Fund has  entered.  The Fund may hedge up to 100% of its net assets by such transactions.  The Fund will not purchase any option, if immediately thereafter, the aggregate cost of
                    all  outstanding   options  (including  options  on  futures
                    described  above)  purchased  by the would  exceed 5% of the value of its total  assets.  The Fund may write call options and put options on up to 15% of its total  assets.  The Fund might not use any of the  strategies  described  above,  and there  can be no  assurance  that  any  strategy  used  will succeed.  For a  description  of the  risks of  engaging  in
                    futures  and  options  see   "Policies   and  Risk   Factors
                    Applicable to Both Funds--Futures and Options" below.


                         MONEY  MARKET  INSTRUMENTS.  The types of money  market
                    instruments in which the Fund can invest include high quality commercial paper, other high quality short-term corporate debt obligations and various instruments issued by domestic banks and savings and loan associations having assets of at least $1 billion and capital, surplus and undivided profit of over $100 million as of the close of the most recent fiscal year.


THE INTERMEDIATE         MORTGAGE-BACKED SECURITIES.  Mortgage-backed securities
GOVERNMENT FUND represent an interest in a pool of mortgages made by lenders MAY INVEST IN U.S. such as commercial banks, savings and loan institutions, GOVERNMENT OR U.S. mortgage bankers and others. These securities generally
GOVERNMENT-RELATED  provide  monthly  interest  and,  in most  cases,  principal
MORTGAGE            payments that are a  "pass-through"  of the monthly payments
SECURITIES AS WELL  made  by  the  individual  borrowers  on  their  residential
AS PRIVATE ISSUER mortgage loans, net of any fees paid to the issuer or MORTGAGE-BACKED guarantor of such securities. Mortgage-backed securities may
SECURITIES.         be issued by the U.S. Government or U.S.  Government-related entities  or by  non-governmental  entities  such as  banks, savings and loan  institutions,  private mortgage  insurance companies,  mortgage  bankers  and  other  secondary  market issuers. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early
                    payments  of  principal  and  interest  on  the   underlying
                    mortgages   may   shorten   considerably   their   effective
                    maturities. This contrasts with U.S. Treasury securities, for instance, which generally pay all principal at maturity and typically have an effective maturity equal to the final stated maturity. Thus, for purposes of calculating the Fund's weighted average maturity, the Fund applies the standard market consensus with respect to the effective maturity of mortgage-backed securities rather than their stated final maturities.


                         U.S.    GOVERNMENT    AND    U.S.    GOVERNMENT-RELATED
                    MORTGAGE-BACKED SECURITIES. The Government National Mortgage Association ("GNMA") is a wholly owned U.S. Government corporation within the Department of Housing and Urban
                    Development    and   is   a    primary    issuer   of   U.S.

                    Government-related mortgage-backed securities. GNMA pass-through securities are considered to be riskless with respect to default because the underlying mortgage loan portfolio is comprised entirely of U.S. Government-backed loans and timely principal and interest payments are guaranteed by the full faith and credit of the U.S. Government. Residential mortgage loans also are pooled by the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government, and Fannie Mae, a U.S. Government-sponsored corporation owned entirely by private stockholders, which guarantee the timely payment of interest and the ultimate collection of principal on their respective securities.



                         PRIVATE     ISSUER     MORTGAGE-BACKED      SECURITIES.
                    Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations ("CMOs") that are collateralized by mortgage-backed securities issued by FHLMC, Fannie Mae, GNMA or pools of conventional mortgages. These securities generally offer a higher interest rate than securities with direct or indirect U.S. Government guarantees of payments. However, many issuers or servicers of these securities guarantee timely payment of interest and principal, which also may be supported by various forms of insurance, including individual loan, title, pool and hazard policies. There can be no assurance that the private issuers or insurers will be able to meet their obligations under the relevant guarantee or insurance policies. Mortgage-backed securities of private issuers, including CMOs, also have achieved broad market acceptance and, consequently, an active secondary market has emerged. However, the market for these securities is smaller and less liquid than the market for U.S. Government and U.S. Government-related mortgage pools. The maximum permitted investment in mortgage-backed securities of private issuers is 20% of the Fund's net assets.


                         REMICS.  The Fund may  invest  in U.S.  Government  and
                    privately issued real estate mortgage investment conduits ("REMICs"), a common form of CMO. REMICs are entities that issue multiple-class real estate mortgage-backed securities that qualify and elect treatment as such under the Internal Revenue Code of 1986, as amended (the "Code"). REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to Federal income taxation. Instead, income is passed through the entity and is taxed to the persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests" and "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be directly or indirectly secured principally by real property. The risks inherent in investing in REMICs are similar to those of CMOs in general, as well as those of other mortgage-backed securities as described below.


                         RISKS OF  MORTGAGE-BACKED  SECURITIES.  Investments  in
                    mortgage-backed securities entail both market and prepayment risk. Fixed-rate mortgage-backed securities are priced to reflect, among other things, current and perceived interest rate conditions. As conditions change, market values will fluctuate. In addition, the mortgages underlying mortgage-backed securities generally may be prepaid in whole or in part at the option of the individual buyer. Prepayments of the underlying mortgages can affect the yield to maturity on mortgage-backed securities and, if interest rates declined, the prepayment only may be invested by the Fund at the then prevailing lower rate. Changes in market conditions, particularly during periods of rapid or unanticipated changes in market interest rates, may result in volatility of the market value of certain mortgage-backed securities. The Manager will attempt to manage the Fund so that this volatility, together with the volatility of other investments in the Fund, is consistent with its investment objective.


                         STRIPPED SECURITIES.  The Fund may invest in separately
                    traded interest and principal components of securities ("Stripped Securities"), including U.S. Government securities. Stripped Securities are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities or other assets. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional debt securities.


                         U.S. GOVERNMENT SECURITIES.  U.S. Government securities
                    in which the Fund may invest include (1) direct U.S. Treasury obligations, (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by the full faith and credit of the U.S.
                    Government or the right of the issuer to borrow specified amounts from the U.S. Government, and (3) obligations of U.S. Government agencies and instrumentalities that are not backed by the full faith and credit of the United States.


                    Policies And Risk Factors Applicable To Both Funds
                    --------------------------------------------------

                         DEBT OBLIGATIONS AND FUND MATURITY. The market value of
                    debt securities held by each Fund will be affected by changes in interest rates. There normally is an inverse relationship between the market value of such securities and actual changes in interest rates. Thus, a decline in interest rates generally produces an increase in market value while an increase in rates generally produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater will be the effect of interest rate changes on the market value of such a security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness also will affect the market value of the debt securities of that issuer. Differing yields on fixed income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers.


EACH FUND MAY            FUTURES   AND   OPTIONS.   Each  Fund  may   engage  in
UTILIZE FUTURES     transactions  in options and futures  contracts in an effort
AND OPTIONS         to adjust the risk/return  characteristics of its investment
CONTRACTS TO        portfolio.  High Yield Bond Fund's Subadviser has no current
ATTEMPT TO REDUCE intention of engaging in such transactions. Each Fund also THE VOLATILITY OF may, in certain circumstances, purchase or sell futures ITS INVESTMENT contracts or options as a substitute for the purchase or
PORTFOLIO.          sale of securities.  Each Fund may purchase and sell put and
                    call  options  on  debt   securities  and  indices  of  debt
                    securities, purchase and sell futures contracts on debt securities and indices of debt securities, and purchase and sell options on such futures contracts. For example, if the Manager or Subadviser, as applicable, anticipates that interest rates will rise, a Fund also may sell a debt futures contract or a call option thereon or purchase a put option on a futures contract as a hedge against a decrease in the value of that Fund's securities. If the Manager or Subadviser, as applicable, anticipates that interest rates will decline, a Fund may purchase a debt futures contract or a call option thereon or sell a put option on a futures contract to protect against an increase in the price of securities a Fund intends to purchase.

                         If  the  Manager  or  the  Subadviser,  as  applicable,
                    incorrectly forecasts interest rates in utilizing a hedging strategy using futures or options on futures for a Fund, the Fund would be in a better position if it had not hedged at all. Investments in futures and options involve certain risks that are different in some respects from investment risks associated with investment in securities. The principal risks associated with the use of futures and options are: (1) imperfect correlation in the price movements of securities underlying the options and futures and the price movements of the portfolio securities subject to the hedge; (2) possible lack of a liquid market for closing out futures or options positions; (3) the need for additional portfolio management skills and techniques; (4) the fact that, while hedging strategies can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate liquid assets in connection with options and futures transactions and the possible inability of the Fund to close out or liquidate an options or a futures position.


                         For a  hedge  to be  completely  effective,  the  price
                    change  of the  hedging  instrument  should  equal the price change of the security being hedged. Such equal price changes are not always possible because the security underlying the hedging instrument may not be the same security that is being hedged. The Manager or the Subadviser, as applicable, will attempt to create a closely correlated hedge, but hedging activities may not be completely successful in eliminating market fluctuation. The ordinary spreads between prices in the futures and options on futures markets, due to the nature of these markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of market trends by the Manager or the Subadviser, as applicable, may still not result in a successful transaction. The Manager or the Subadviser, as applicable, may be incorrect in its expectation as to the extent of market movements, or the time span within which the movements take place.


EACH FUND MAY            ILLIQUID SECURITIES.  The Intermediate  Government Fund
INVEST A PORTION will not purchase or otherwise acquire any security if, as a OF ITS ASSETS IN result, more than 10% of its net assets would be invested in
ILLIQUID            securities  that are  illiquid by virtue of the absence of a
SECURITIES.         readily  available  market  or due to legal  or  contractual restrictions on resale. The High Yield Bond Fund has a similar policy except that it excludes certain restricted securities from the 10% limit as noted under "High Yield
                    Bond Fund--Restricted Securities" above.


                         PORTFOLIO  TURNOVER.  Each Fund may  purchase  and sell
                    securities without regard to the length of time the securities have been held. A high rate of portfolio turnover generally leads to higher transaction costs and may result in a greater number of taxable transactions. The High Yield Bond Fund's portfolio turnover rates for the fiscal years ended September 30, 1996 and 1997 were 143% and 101%, respectively. The Intermediate Government Fund's portfolio turnover rates for the same periods were 135% and 69%, respectively. See "Brokerage Practices" in the SAI.


                         REPURCHASE   AGREEMENTS.   Repurchase   agreements  are
                    transactions in which a Fund purchases securities and simultaneously commits to resell the securities to the original seller (a member bank of the Federal Reserve System or a securities dealer who is a member of a national securities exchange or is a market maker in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or the maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible decline in the market value of the underlying securities and delays and costs to a Fund if the other party to the repurchase agreement becomes bankrupt, each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Manager or Subadviser, as applicable, to present minimal credit risks in accordance with guidelines established by the Board of Trustees. Each Fund may invest up to 25% of its total assets in repurchase agreements.

                         WHEN-ISSUED   SECURITIES.   Each   Fund  may   purchase
                    securities on a "when-issued" basis and the Intermediate Government Fund may purchase or sell securities on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices. In addition, the High Yield Bond Fund may purchase securities on a firm commitment basis. When such transactions are negotiated, the price, which generally is expressed in terms of yield, is fixed at the time of entering into the transaction. Payment and delivery for securities purchased or sold using these investment techniques, however, takes place at a later date than is customary for that type of security. At the time a Fund enters into the transaction, the securities purchased thereby are recorded as an asset of the Fund and thereafter are subject to changes in value based upon changes in the general level of interest rates. Accordingly, purchasing a security using one of these techniques can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.


                         At the time that a Fund  purchases a security using one
                    of these techniques, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward or firm commitment securities will be established and maintained with the Trust's custodian or on the Fund's books and records and will be marked to market daily. On the delivery date, the Fund will meet its obligations from securities that are then maturing or sales of securities held in the segregated asset account and/or from available cash flow. When-issued and forward commitment securities may be sold prior to the settlement date. The Funds will engage in when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. However, if the Fund chooses to dispose of the right to acquire a security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. In addition, there is always the risk that the securities may not be delivered and that the Fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated account.

                         If  the  Fund  disposes  of  the  right  to  acquire  a
                    when-issued  or  forward  commitment  security  prior to its acquisition or disposes of its right to deliver against a forward commitment, it can incur a gain or loss due to market fluctuation. In some instances, the third-party seller of when-issued or forward commitment securities may determine prior to the settlement date that it will be unable to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, the Fund may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for the Fund to "roll over" its purchase commitment, the Fund may receive a negotiated fee.

                    NET ASSET VALUE
                    ============================================================

THE NET ASSET            The net asset  value of each Fund's  shares  fluctuates
VALUE OF EACH       and is determined  separately for each class as of the close
FUND'S SHARES IS    of regular  trading - normally  4:00 p.m.  Eastern time - of
CALCULATED DAILY the New York Stock Exchange ("Exchange") each day it is AS OF THE CLOSE OF open. Each Fund's net asset value per share is calculated by REGULAR TRADING ON dividing the value of the total assets, less liabilities, by THE NEW YORK STOCK the total number of shares outstanding. The per share net
EXCHANGE.           asset  value of each  class of shares may differ as a result of the different daily expense accruals applicable to that class.


                         Each Fund  values its  securities  and assets at market
                    value based on the last sales price as reported by the principal securities exchange on which the securities are traded. If no sale is reported, market value is based on the most recent quoted bid price. In the absence of a readily available market quote, or if the Manager or a Subadviser has reason to question the validity of market quotations it receives, securities and other assets are valued using such methods as the Board of Trustees believes would reflect fair value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rate prevailing at the time a Fund calculates its net asset value per share. For more information on the calculation of net asset value, see "Net Asset Value" in the SAI.

                     PERFORMANCE INFORMATION
                     ===========================================================

                          Total  return data of each class from time to time may
                     be included in advertisements about each Fund. Performance information is computed separately for each class in accordance with the methods described below. Because B shares and C shares bear the expense of higher Rule 12b-1 fees, the performance of B shares and C shares of each Fund likely will be lower than that of A shares.


                          Total  return  with  respect  to a class for the one-,
                     five- and ten-year periods or, if such periods have not yet elapsed, the period since the establishment of that class through the most recent calendar quarter represents that average annual compounded rate of return on an investment of $1,000 in that class at the public offering price (in the case of A shares, giving effect to the maximum initial sales load of 3.75% and, in the case of B shares and C shares, giving effect to the deduction of any contingent deferred sales load ("CDSL") that would be payable). In addition, each Fund also may advertise its total return in the same manner, but without taking into account the initial sales load or CDSL. Each Fund also may advertise total return calculated without annualizing the return, and total return may be presented for other periods. By not annualizing the returns, the total return calculated in this manner simply will reflect the increase in net asset value per A share, B share and C share over a period of time, adjusted for dividends and other distributions. A share, B share and C share performance may be compared with various indices.



                          Each  Fund also may from  time to time  advertise  the
                     yield of A shares, B shares and C shares and compare these yields to those of other mutual funds with similar investment objectives. The yield of each class of each Fund will be computed by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period. Yield accounting methods differ from the methods used for other accounting purposes; accordingly, the yield for a class may not equal the dividend income actually paid to shareholders or the net investment income per share reported in each Fund's financial statements.

                          All  data is  based  on each  Fund's  past  investment
                     results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's investment portfolio and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Additional performance information is contained in each Fund's annual report to shareholders, which may be obtained, without charge, by contacting your Fund at (800) 421-4184. For more information on investment performance, see the SAI.

                                      INVESTING IN THE FUNDS

                    PURCHASE PROCEDURES
                    ===========================================================

YOU MAY BUY SHARES       Shares of each Fund are  offered  continuously  through
OF EACH FUND BY:    the  Trust's   principal   underwriter,   Raymond   James  &
                    Associates,  Inc.  (the  "Distributor"),  and through  other participating  dealers or banks that have dealer  agreements with the Distributor.  The Distributor  receives commissions consisting of that portion of the sales load remaining after the dealer  concession is paid to  participating  dealers or banks.  Such  dealers  may  be  deemed  to  be  underwriters pursuant to the 1933 Act. For a discussion of the classes of shares  offered  by each  Fund,  see  "Choosing  a Class  of
                    Shares."


                         When placing an order to buy shares, you should specify
                    whether the order is for A shares, B shares or C shares of a Fund. All purchase orders that fail to specify a class automatically will be invested in A shares, which include a front-end sales load. The Funds and the Distributor reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time. Certificates will not be issued for B shares.



 .  CALLING YOUR          Shares  of  each  Fund  may  be  purchased   through  a
   FINANCIAL        Financial Advisor of the Distributor, a participating dealer
   ADVISOR          or a participating bank ("Financial  Advisor") by placing an order for ; Fund shares with your Financial Advisor and remitting payment to the Distributor, participating dealer or bank within three business days.


                         All purchase orders  received by the Distributor  prior
                    to the close of regular trading on the Exchange - generally 4:00 p.m., Eastern time - will be executed at that day's offering price. Purchase orders received by your Financial Advisor prior to the close of regular trading on the Exchange and transmitted to the Distributor before 5:00 p.m., Eastern time, on that day also will receive that day's offering price. Otherwise, all purchase orders accepted after the offering price is determined will be executed at the offering price determined as of the close of regular trading on the Exchange on the next trading day. See "What Class A Shares Will Cost," "What Class B Shares Will Cost" and "What Class C Shares Will Cost."



 .   COMPLETING           You also may  purchase  shares  of a Fund  directly  by
    THE ACCOUNT     completing and signing the Account Application found in this
    APPLICATION     Prospectus  and  mailing  it,  along with your  payment,  to
    CONTAINED IN    Heritage  Asset  Management.   Inc.,  P.O.  Box  33022,  St.
    THIS            Petersburg, FL 33733. Indicate the Fund, the class of shares
    PROSPECTUS      and the amount you wish to invest. Your check should be made
    AND SENDING     payable  to the  specific  Fund and class of shares  you are
    YOUR CHECK;     purchasing.
    OR

 .   SENDING              A  Shares  may  be  purchased  with  Federal  funds  (a
    FEDERAL         commercial bank's deposit with the Federal Reserve Bank that
    FUNDS WIRE      can be transferred to . another member bank on the same day)
                    sent by Federal Reserve or bank wire to:

                          State   Street  Bank  and  Trust   Company
                          Boston,   Massachusetts
                          ABA  #011-000-028
                          Account  #3196-769-8
                          Name of the Fund
                          The class  of  shares  to be  purchased
                          (Your Account Number Assigned by the Fund)
                          (Your Name)

                         To open a new account  with  Federal  funds or by wire,
                    you must contact the Manager or your Financial Advisor to obtain a Heritage Mutual Fund account number. Commercial banks may elect to charge a fee for wiring funds to State Street Bank and Trust Company. For more information on how to buy shares, see "Investing in the Funds" in the SAI.

                    MINIMUM INVESTMENT REQUIRED/ACCOUNTS WITH LOW BALANCES
                    ============================================================


AN INITIAL               Except  as  provided   under   "Systematic   Investment
INVESTMENT MUST BE  Programs,"  the  minimum  initial  investment  in a Fund  is
AT LEAST $1,000. A $1,000 and a minimum account balance of $500 must be MINIMUM BALANCE OF maintained. These minimum requirements may be waived at the
$500 MUST BE        discretion of the Manager. In addition,  initial investments
MAINTAINED.         in Individual Retirement Accounts ("IRAs") may be reduced or waived under certain circumstances. Contact the Manager or your Financial Advisor for further information.


                         Due to the high cost of  maintaining  accounts with low
                    balances, it is currently the Trust's policy to redeem Fund shares in any account if the account balance falls below the required minimum value of $500, except for retirement accounts. You will be given 30 days' notice to bring the account balance to the minimum required or the Trust may redeem shares in the account and pay you the proceeds. The Trust does not apply this minimum account balance requirement to accounts that fall below this minimum due to market fluctuation.

                    SYSTEMATIC INVESTMENT PROGRAMS
                    ============================================================

EACH FUND OFFERS         A  variety  of   systematic   investment   options  are
INVESTORS A         available  for the  purchase of Fund shares.  These  options
VARIETY OF          provide for  systematic  monthly  investments of $50 or more
CONVENIENT          through systematic  investing,  payroll or government direct
FEATURES AND        deposit,  or exchange  from  another  mutual fund advised or
BENEFITS,           administered by the Manager  ("Heritage  Mutual Fund").  You
INCLUDING DOLLAR may change the amount to be invested automatically or may COST AVERAGING. discontinue this service at any time without penalty. If you
                    discontinue   this  service  before  reaching  the  required
                    account  minimum,  the  account  must be  brought  up to the minimum in order to remain open. You will receive a periodic
                    confirmation   of  all  activity  for  your   account.   For
                    additional  information  on these  options,  see the Account
                    Application or contact the Manager at (800) 421-4184 or your Financial Advisor.


                    RETIREMENT PLANS
                    ============================================================

                         Shares of either Fund may be purchased as an investment
                    for Heritage IRA plans. In addition, shares may be purchased as an investment for self-directed IRAs, Section 403(b) annuity plans, defined contribution plans, self-employed individual retirement plans ("Keogh Plans"), Simplified Employee Pension Plans ("SEPs"), Savings Incentive Match Plans for Employees ("SIMPLEs") and other retirement plans. For more detailed information on retirement plans, contact the Manager at (800) 421-4184 or your Financial Advisor and see "Investing in the Funds" in the SAI.


                     CHOOSING A CLASS OF SHARES
                     ===========================================================

                         Each Fund offers three classes of shares,  A shares,  B
                    shares and C shares. The primary difference among these classes lies in their sales load structures and ongoing expenses.


A SHARES HAVE A          CLASS A SHARES.  A shares may be  purchased  at a price
FRONT-END SALES          equal  to B  their  net  asset  value  per  share  next
LOAD AND LOWER           determined  after  receipt of an order,  plus a maximum
ANNUAL EXPENSES          sales  load  of  3.75%  imposed  at the  time  CDSL  of
THAN B SHARES AND        purchase.  Ongoing  Rule  12b-1  fees for A shares  are
CLASS A SHARES.          lower than the ongoing Rule 12b-1 fees for B shares and
C SHARES.                C shares.
SHARES AND C
SHARES HAVE A            CLASS B  SHARES.  B shares  may be  purchased  at net
ON REDEMPTIONS           asset value with no initial sales charge.  As a result,
MADE WITHIN A            the  entire   amount  of  your   purchase  is  invested
CERTAIN PERIOD           immediately.  B shares are  subject  to higher  ongoing
AFTER PURCHASE.          Rule  12b-1  fees than A shares.  A maximum  contingent
                         deferred sales load ("CDSL") of 5% may be imposed on redemptions of B shares made within six years of purchase. After eight years, B shares convert to A shares, which have lower ongoing Rule 12b-1 fees and no CDSL.


                    . CLASS C SHARES. C shares may be purchased at net asset value with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. C shares are subject to higher ongoing Rule 12b-1 fees than A shares. A maximum CDSL of 1% may be imposed on redemptions of C shares made in less than one year of purchase. C shares do not convert to any other class of shares.

YOU SHOULD CHOOSE        The purchase  plans  offered by each Fund enable you to
SHARE CLASS THAT choose A the class of shares that you believe will be most given MEETS YOUR beneficial the amount of your intended purchase, the length
expect INVESTMENT   of time you to hold the shares and other circumstances.
OBJECTIVES. PLEASE
CONSULT WITH             You should  consider  whether,  during the  anticipated
YOUR FINANCIAL      length  of  your  intended   investment   in  a  Fund,   the
ADVISOR.            accumulated continuing ongoing Rule 12b-1 fees plus the CDSL on B shares and C shares would exceed the initial sales load plus accumulated ongoing Rule 12b-1 fees on A shares purchased at the same time. For short-term investments, A shares are subject to higher costs than B shares and C shares because of the initial sales charge. For longer investments, A shares are more suitable than B shares and C shares because A shares are subject to lower ongoing Rule
                    12b-1 fees. Depending on the number of years you hold A shares, the continuing Rule 12b-1 fees on B shares or C shares eventually would exceed the initial sales load plus the ongoing Rule 12b-1 fees on A shares during the life of your investment.


                         You might determine that it would be more  advantageous
                    to purchase B shares and C shares in order to invest all of your purchase payment initially. However, your investment would remain subject to higher ongoing Rule 12b-1 fees and be subject to a CDSL if you redeem B shares during the first eight years after purchase and C shares less than one year after purchase. Another factor to consider is whether the potentially higher yield on A shares due to lower ongoing charges will offset the initial sales load paid on such shares.


                         If you  purchase  sufficient  shares to  qualify  for a
                    reduced sales load, you may prefer to purchase A shares because similar reductions are not available on B shares and C shares. For example, if you intend to invest more than $1,000,000 in shares of a Fund, you should purchase A shares to take advantage of the sales load waiver.


                         Financial  Advisors may receive different  compensation
                    for sales of A shares than sales of B shares or C shares.


                    WHAT CLASS A SHARES WILL COST
                    ===========================================================

THE SALES LOAD ON        A Fund's public offering price for A shares is the next
A SHARES WILL VARY  determined  net  asset  value per  share  plus a sales  load
DEPENDING ON THE    determined in accordance with the following schedule:
AMOUNT YOU INVEST.

                                     Sales Load as a
                                      Percentage of
                                ---------------------------

                                             Net Amount          Dealer
              Amount of         Offering      Invested      Concession as a
              Purchase           Price       (Net Asset      Percentage of
                                               Value)        Offering Price(1)
       -----------------------------------------------------------------------
       Less than $25,000........  3.75%      3.90%               3.25%
       $25,000 to $49,999.......  3.25%      3.36%               2.75%
       $50,000 to $99,999.......  2.75%      2.83%               2.25%
       $100,000 to $249,999.....  2.25%      2.30%               1.75%
       $250,000 to $499,999.....  1.75%      1.78%               1.25%
       $500,000 to $999,999.....  1.25%      1.27%               1.00%
       $1,000,000 and over......  0.00%      0.00%               0.00%(2)

       ----------------
        (1) During certain periods, the Distributor may pay 100% of the sales load to participating dealers. Otherwise, it will pay the dealer concession shown above.

        (2) The Manager may pay from its own resources up to 1.00% of the purchase amount to the Distributor for purchases of $1,000,000 or more.

THE SALES LOAD ON        A shares  may be sold at net asset  value  without  any
A SHARES MAY BE     sales load to: the Manager and the  Subadviser;  current and
WAIVED  UNDER       retired  officers  and  Trustees  of the  Trust;  directors,
CERTAIN             officers, and full-time employees of the Manager, Subadviser
CIRCUMSTANCES.      of any Heritage  Mutual  Fund,  the  Distributor,  and their affiliates;  registered  representatives  and  employees  of broker-dealers  that are parties to dealer  agreements  with
                    the  Distributor  (or  financial   institutions   that  have
                    arrangements with such broker-dealers);  directors, officers and  full-time  employees  of banks that are party to agency agreements  with  the  Distributor,  and all  such  persons'
                    immediate  relatives  and  their  beneficial  accounts.   In
                    addition, the American Psychiatric Association has entered into an agreement with the Distributor that allows its members to purchase A shares at a sales load equal to two-thirds of the percentages in the above table. The dealer concession also will be adjusted in a like manner. A shares also may be purchased without sales loads by investors who participate in certain broker-dealer wrap fee investment programs.

                         Fund  shares  also  may be  purchased  without  a sales
                    charge if (1) within 90 days of the purchase of Trust shares the purchaser redeemed shares of one or more mutual funds for which a retail broker/dealer or its affiliate was principal underwriter (proprietary funds), provided that the purchaser either paid a sales charge to invest in those funds or held shares of those shares for the period required not to pay the otherwise applicable CDSL, and (2) the total value of shares of all Heritage Mutual Funds purchased under this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds from the proprietary funds. To take advantage of this waiver, you must provide satisfactory evidence that all the above-noted conditions are met. Qualifying investors should contact their Financial Advisors for more information.

                    Heritage Net Asset Value ("Nav") Transfer Program
                    -------------------------------------------------

YOU MAY QUALIFY          A shares of either Fund may be  purchased  at net asset
FOR A PURCHASE value without any sales load under the Manager's NAV WITH NO SALES LOAD Transfer Program. To qualify for the NAV Transfer Program, UNDER THE HERITAGE you must provide adequate proof that within 90 days prior to
NAV TRANSFER        the purchase of a Heritage  Mutual Fund you redeemed  shares
PROGRAM.            from a load or  no-load  mutual  fund  other than a Heritage

                    Mutual Fund or any money market fund. To provide adequate proof you must complete a qualification form and provide a statement showing the value liquidated from the other mutual fund.

                    Combined Purchase Privilege (Right Of Accumulation)
                    ---------------------------------------------------

YOU MAY QUALIFY          You may qualify for the sales load reductions indicated
FOR A REDUCED       in the above sales load schedule by combining purchases of A
a SALES LOAD BY     shares into single  "purchase" if the  resulting  "purchase"
COMBINING           totals  at  least  $25,000.   For   additional   information
PURCHASES.          regarding the Combined Purchase  Privilege,  see the Account
                    Application or "Investing in the Trust" in the SAI.

                    Statement Of Intention
                    ----------------------

A STATEMENT OF           You also may obtain the  reduced  sales  loads shown in
INTENTION ALLOWS    the  above  sales  load  schedule  by  means  of  a  written
YOU TO REDUCE THE   Statement of Intention,  which  expresses  your intention to
SALES LOAD ON       invest not less than $25,000 within a period of 13 months in
COMBINED PURCHASES A shares of either Fund or A shares of any other Heritage OF $25,000 OR MORE Mutual Fund subject to a sales load ("Statement of
OVER ANY 13-MONTH   Intention").  If  you  qualify  for  the  Combined  Purchase
PERIOD.             Privilege,  you may purchase A shares of the Heritage Mutual
                    Funds under a single Statement of Intention. In addition, if you own Class A shares of any other Heritage Mutual Fund subject to a sales load, you may include those shares in computing the amount necessary to qualify for a sales load reduction. The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. If you would like to enter into a Statement of Intention in conjunction with your initial investment in A shares of either Fund, please complete the appropriate portion of the Account Application found in this Prospectus. Current Fund shareholders can obtain a Statement of Intention from the Manager or the Distributor at the address or telephone number listed on the cover of this Prospectus or from their Financial Advisor.

                         For more  information on the reduction or waiver of the
                    sales load, see "Investing in the Funds" in the SAI.


                    WHAT CLASS B SHARES WILL COST
                    ============================================================

THE CDSL  IMPOSED        B shares may be purchased at net asset value  without a
ON REDEMPTIONS OF   front-end sales charge, but are subject to a 5% maximum CDSL
B SHARES WILL       on  redemption  of B shares held for less than an eight-year
DEPEND ON THE       period.  In  addition,  B shares are subject to a Rule 12b-1
AMOUNT OF TIME fee of 0.80% of the average daily net assets of the High YOU HAVE HELD B Yield Bond Fund and 0.60% of the average daily net assets of
SHARES              the  Intermediate  Government Fund. B shares are offered for sale only for purchases of less than $250,000.


THE CDSL,  IF            The CDSL  imposed on  redemptions  of B shares  will be
APPLICABLE, IS calculated by multiplying the offering price (net asset of BASED ON THE value at the time purchase) or the net asset value of the LOWER OF PURCHASE shares at the time of redemption, whichever is less, by the
PRICE OR            percentage  shown on the following  chart. The CDSL will not
REDEMPTION PRICE.   be  imposed  on  the  redemption  of B  shares  acquired  as dividends or other distributions, or on any increase in the net asset value of the redeemed B shares above the original purchase price. Thus, the CDSL will be imposed on the lower of net asset value or purchase price.

                                                  CDSL as a Percentage
                                                  of the Lesser of Net Asset
                                                  Value at Redemption or the
                     Redemption During:            Original Purchase Price
                     ------------------            -------------------------
                     1st year since purchase              5%
                     2nd year since purchase              4%
                     3rd year since purchase              3%
                     4th year since purchase              3%
                     5th year since purchase              2%
                     6th year since purchase              1%
                     Thereafter                           0%


                         The CDSL imposed depends on the amount of time you have
                    held B shares. If you own B shares for more than six years, you do not have to pay a sales charge when redeeming those shares. Any period of time during which B shares are held in the Heritage Cash Trust-Money Market Fund ("Money Market Fund") will be excluded from calculating the holding period. B shares of the Money Market Fund obtained through an exchange from another Heritage Mutual Fund are subject to any applicable CDSL due at redemption.


                         Under certain  circumstances,  the CDSL will be waived.
                    See "Waiver of the Contingent Deferred Sales Load" below.


B SHARES WILL            B shares will convert to A shares eight years after the
CONVERT TO          end of the calendar month in which the  shareholder's  order
A SHARES IF YOU to purchase was accepted. The conversion will be effected at HAVE HELD THEM the net asset value per share. Dividends and other
FOR MORE THAN       distributions  paid to shareholders by a Fund in the form of
EIGHT  YEARS.       additional  B shares also will  convert to A shares on a pro rata basis. A conversion to B shares will benefit the shareholder because A shares have lower ongoing Rule 12b-1 fees than B shares. If you have exchanged B shares between Heritage Mutual Funds, the length of the holding period will be calculated from the date of original purchase, excluding any periods during which you held B shares of the Money
                    Market Fund. Such conversion will not be treated as a taxable event.


                         The  Distributor  may pay sales  commissions to dealers
                    who sell a Fund's B shares at the time of the sale. Payments with respect to B shares will equal 3% of the purchase price of the B shares.


                    WHAT CLASS C SHARES WILL COST
                    ============================================================

A CDSL WILL BE           A CDSL of 1% is imposed  on C shares if,  less than one
IMPOSED ON THE year from the date of purchase, you redeem an amount that REDEMPTION OF C causes the current value of your account to fall below the
SHARES IF YOU       total  dollar  amount of C shares  purchased  subject to the
HAVE HELD THEM CDSL. The CDSL will not be imposed on the redemption of C FOR LESS THAN ONE shares acquired as dividends or other distributions, or on
YEAR.               any increase in the net asset value of the redeemed C shares above the original  purchase  price.  Thus, the CDSL will be
THE CDSL,  IF       imposed on the lower of net asset value or  purchase  price.
APPLICABLE, IS      In  addition,  C shares  are  subject to a Rule 12b-1 fee of
BASED ON THE        0.80% of the average daily net assets of the High Yield Bond
LOWER OF            Fund and 0.60% of the  Intermediate  Government  Fund.
PURCHASEPRICE OR
REDEMPTION PRICE.         Under certain circumstances,  the CDSL will be waived.
                    See " Waiver of the Contingent Deferred Sales Load" below.

                          The Distributor  may pay sales  commissions to dealers
                    who sell the Funds' C shares at the time of the sale. Payments with respect to C shares will equal 0.80% and 0.60% of the purchase price of High Yield Bond Fund C shares and Intermediate Government Fund C Shares, respectively.


                    MINIMIZING THE CONTINGENT DEFERRED SALES LOAD
                    ============================================================

                         When you  redeem  B  shares  and C  shares,  the  Funds
                    automatically will minimize the CDSL by assuming you are selling:


                          .   First,   B  shares  or  C  shares  owned  through
                              reinvested  dividends,   upon  which  no  CDSL  is
                              imposed; and

                          .   Second,   B  shares  or  C  shares  held  in  the
                              customer's account the longest.


                     WAIVER OF THE CONTINGENT DEFERRED SALES LOAD
                     ===========================================================

 THE CDSL ON B           The CDSL for B shares and C shares  currently is waived
 SHARES AND C for: (1) any partial or complete redemption in connection SHARES WILL BE with a distribution without penalty under Section 72(t) of
 WAIVED FOR         the Code,  from a  qualified  retirement  plan,  including a
 CERTAIN            Keogh  Plan  or IRA  upon  attaining  age 70  1/2;  (2)  any
 SHAREHOLDERS.      redemption  resulting  from a  tax-free  return of an excess contribution to a qualified  employer  retirement plan or an
                    IRA; (3) any partial or complete redemption  following death or disability  (as defined in Section 72(m) (7) of the Code)
                    of a shareholder (including one who owns the shares as joint tenant  with  his  spouse)  from an  account  in  which  the deceased or disabled is named,  provided the  redemption  is
                    requested   within   one  year  of  the  death  or   initial
                    determination   of   disability;    (4)   certain   periodic
                    redemptions under the Systematic Withdrawal Plan from an account meeting certain minimum balance requirements, in amounts representing certain maximums established from time to time by the Distributor (currently a maximum of 12% annually of the account balance at the beginning of the Systematic Withdrawal Plan); or (5) involuntary redemptions by a Fund of B shares or C shares in shareholder accounts that do not comply with the minimum balance requirements.
                    The Distributor may require proof of documentation prior to waiver of the CDSL described in sections (1) through (4) above, including distribution letters, certification by plan administrators, applicable tax forms or death or physicians certificates.


                         For more information  about B shares and C shares,  see
                    "Reinstatement Privilege" and "Exchange Privilege."


                    HOW TO REDEEM SHARES
                    ============================================================

THERE ARE SEVERAL        Redemption of Fund shares can be made by:
WAYS FOR YOU TO
SELL YOUR SHARES.        CONTACTING  YOUR  FINANCIAL  ADVISOR.   Your  Financial
                    Advisor will transmit an order to either Fund for redemption by that Fund and may charge you a fee for this service.


                         TELEPHONE  REQUEST.  You may redeem shares by placing a
                    telephone request to your Fund (800-421-4184) prior to the close of regular trading on the Exchange. If you do not wish to have telephone exchange/redemption privileges, you should so elect by completing the appropriate section of the Account Application. The Trust, Manager, Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. These parties will employ reasonable procedures to confirm that telephone instructions are authentic. To the extent that the Trust, Manager, Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions. For more information on these procedures, see "Redeeming Shares Telephone Transactions" in the SAI. You may elect to have redemption proceeds wired to the bank account specified on the Account Application. Redemption proceeds normally will be sent the next business day, and you will be charged a wire fee by the Manager (currently $5.00). For redemptions of less than $50,000, you may request that a check be mailed to your address of record, providing that such address has not been changed in the past 30 days. For your protection, the proceeds of all other redemptions will be transferred to the bank account specified on the Account Application.


                         WRITTEN REQUEST. Fund shares may be redeemed by sending
                    a  written   request  for   redemption  to  Heritage   Asset
                    Management, Inc., P.O. Box 33022. St. Petersburg, Florida 33733. Indicate the Fund, the class, the amount of shares you wish to redeem, along with your account number. Signature guarantees will be required on the following types of requests: redemptions from any account that has had an address change in the past 30 days, redemptions greater than $50,000, redemptions that are sent to an address other than the address of record and exchanges or transfers into other Heritage accounts that have different titles. The Manager will transmit an order to the Fund for redemption.

                         SYSTEMATIC   WITHDRAWAL  PLAN.   Withdrawal  plans  are
                    available that provide for regular periodic withdrawals of $50 or more on a monthly, quarterly, semiannual or annual basis. Under these plans, sufficient shares of the applicable Fund are redeemed to provide the amount of the periodic withdrawal payment. The purchase of A shares while participating in the Systematic Withdrawal Plan ordinarily will be disadvantageous to you because you will be paying a sales load on the purchase of those shares at the same time that you are redeeming A shares upon which you may already have paid a sales load. Therefore, each Fund will not knowingly permit the purchase of A shares through the Systematic Investment Plan if you are at the same time making systematic withdrawals of A shares. The Manager reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

YOU WILL NOT BE          REINSTATEMENT  PRIVILEGE.  If you  redeem any or all of
CHARGED A SALES your A shares of either Fund, you may reinvest all or any LOAD ON A SHARES portion of the redemption proceeds in A shares at net asset
REDEEMED AND        value   without   any  sales   load,   provided   that  such
REINVESTED WITHIN   reinvestment  is made  within  90  calendar  days  after the
90 DAYS OF          redemption  date.  If you redeem any or all of your B shares
REDEMPTION. YOU     or C shares  of a Fund and  paid a CDSL on those  shares  or
MUST NOTIFY YOUR    held  those  shares  long  enough so that the CDSL no longer
FUND WHEN YOU       applies,  you  may  reinvest  all  or  any  portion  of  the
EXERCISE THIS       redemption proceeds in the same class of shares at net asset
PRIVILEGE.          value without  paying a CDSL on future  redemptions of those shares,  provided that such  reinvestment  is made within 90 calendar  days after the  redemption  date. A  reinstatement pursuant to this  privilege  will not cancel the  redemption
                    transaction;   therefore,  (1)  any  gain  realized  on  the
                    transaction  will  be  recognized  for  Federal  income  tax purposes, while (2) any loss realized will not be recognized to the extent the  proceeds  are  reinvested  in shares of a
                    Fund.  The  reinstatement  privilege  may be  utilized  by a shareholder only once,  irrespective of the number of shares redeemed,  except that the privilege may be utilized without
                    limitation  in  connection  with  transactions   whose  sole
                    purpose is to transfer a shareholder's interest in a Fund to his defined  contribution plan, IRA, SEP or SIMPLE. You must
                    notify   either   Fund  if  you  intend  to   exercise   the
                    reinstatement privilege.


                         Contact  the  Manager  or your  Financial  Advisor  for
                    further information or see "Redeeming Shares" in the SAI.


                    RECEIVING PAYMENT
                    ============================================================

THE REDEMPTION          If a request for  redemption is received by either Fund
PRICE GENERALLY IS  in good  order  (as  described  below)  before  the close of
THE NEXT NAV        regular trading on the Exchange, the shares will be redeemed
COMPUTED AFTER THE at the net asset value per share determined at the close of RECEIPT OF YOUR regular trading on the Exchange on that day, less any
REDEMPTION REQUEST. applicable  CDSL  for B shares  or C  shares.  Requests  for redemption received by a Fund after the close of regular trading on the Exchange will be executed at the net asset value determined at the close of regular trading on the Exchange on the next trading day, less any applicable CDSL for B shares or C shares.


                        Payment for shares  redeemed  by either  Fund  normally
                    will be made on the business day after the redemption was made. Proceeds from a redemption of shares by check or pre-authorized automatic purchase may be delayed until the funds have cleared, which may take up to 15 days. This delay can be avoided by wiring funds for purchases. The proceeds of a redemption may be more or less than the original cost of Fund shares.

                         A redemption  request will be considered to be received
                    in "good order" if:

                      . the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

                      . any written request is signed by the shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

                      . any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

                      . the signatures on any written redemption request of $50,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company, or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by the Manager, as transfer agent, under its current signature guarantee program.

                         Either  Fund has the  right to  suspend  redemption  or
                    postpone payment at times when the Exchange is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the Securities and Exchange Commission. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined, less any applicable CDSL, after the suspension is lifted. If a redemption check remains outstanding after six months, the Manager reserves the right to redeposit those funds into your account. For more information on receiving payment, see "Redeeming Shares--Receiving Payment" in the SAI.


                    EXCHANGE  PRIVILEGE
                    ============================================================

YOU MAY EXCHANGE         If you have held A shares,  B shares or C shares for at
SHARES OF ONE       least 30 days,  you may exchange  some or all of your shares
HERITAGE MUTUAL for shares of the same class of any other Heritage Mutual FUND FOR SHARES OF Fund. All exchanges will be based on the respective net
THE SAME CLASS OF asset values of the Heritage Mutual Funds involved. All ANOTHER HERITAGE exchanges are subject to the minimum investment requirements
MUTUAL  FUND.       and any other  applicable  terms set forth in the prospectus
                    for  the  Heritage   Mutual  Fund  whose  shares  are  being
                    acquired. Exchanges of shares of Heritage Mutual Funds generally will result in the realization of a taxable gain or loss for Federal income tax purposes. See "Taxes."


                         For purposes of  calculating  the  commencement  of the
                    CDSL holding period for shares exchanged from either Fund to B shares or C shares of any other Heritage Mutual Fund, except the Money Market Fund, the original purchase date of those shares exchanged will be used. Any time period that the exchanged shares were held in the Money Market Fund will not be included in this calculation. As a result, if you redeem B shares or C shares of the Money Market Fund before the expiration of the CDSL holding period, you will be subject to the applicable CDSL.


                         If you  exchange  A shares,  B shares  or C shares  for
                    corresponding shares of the Money Market Fund, you may, at any time thereafter, exchange such shares for the corresponding class of shares of any other Heritage Mutual Fund. If you exchange shares of the Money Market Fund acquired by purchase (rather than exchange) for shares of another Heritage Mutual Fund, you will be subject to the sales load, if any, that would be applicable to a purchase of that Heritage Mutual Fund.


                         A shares of either Fund may be  exchanged  for A shares
                    of the Heritage Cash Trust--Municipal Money Market Fund, which is the only class of shares offered by that fund. If you exchange shares of Heritage Cash Trust -- Municipal
                    Money Market Fund acquired by purchase (rather than exchange) for shares of another Heritage Mutual Fund, you also will be subject to the sales load, if any, that would be applicable to a purchase of that Heritage Mutual Fund. B shares and C shares are not eligible for exchange into the Heritage Cash Trust -- Municipal Money Market Fund.

                         Shares  acquired  pursuant to a  telephone  request for
                    exchange will be held under the same account registration as the shares redeemed through such an exchange. For a discussion of limitation of liability of certain entities, see "How to Redeem Shares--Telephone Request."


                         Telephone  exchanges  can be  effected  by calling  the
                    Manager at (800) 421-4184 or by calling your Financial Advisor. In the event that you or your Financial Advisor are unable to reach the Manager by telephone, an exchange can be effected by sending a telegram to Heritage Asset Management, Inc. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.



                         Each Heritage  Mutual Fund reserves the right to reject
                    any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, each Heritage Mutual Fund may terminate this exchange privilege upon 60 days' notice. For further information on this exchange privilege and for a copy of any Heritage Mutual Fund prospectus, contact the Manager or your Financial Advisor and see "Exchange Privilege" in the SAI.



                                           MANAGEMENT OF THE FUNDS


                     BOARD OF TRUSTEES
                     ===========================================================


                          The  business  and affairs of each Fund are managed by
                     or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds' business affairs and for exercising all the Funds' powers except those reserved to the shareholders. A Trustee may be removed by other Trustees or by a two-thirds vote of the outstanding Trust shares.


                     INVESTMENT ADVISER, FUND ACCOUNTANT, ADMINISTRATOR
                         AND TRANSFER AGENT
                     ===========================================================

HERITAGE ASSET           Heritage   Asset   Management,   Inc.  is  each  Fund's
MANAGEMENT, INC. investment adviser, fund accountant, administrator and SERVES AS MANAGER transfer agent. The Manager is responsible for reviewing and FOR EACH FUND, establishing investment policies for each Fund as well as SUBJECT TO THE administering each Fund's non-investment affairs. The
DIRECTION OF THE Manager is a wholly owned subsidiary of Raymond James BOARD OF TRUSTEES. Financial, Inc., which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. The Manager manages, supervises and conducts the business and administrative affairs of each Fund and the other Heritage Mutual Funds with net assets totalling approximately $3.2 billion as of September 30, 1997. Investment decisions for the Intermediate Government
                    Fund are made by the Manager.

                         The   Manager's   annual   investment    advisory   and
                    administration fee is paid monthly by each Fund to the Manager and is based on its average daily net assets. The Manager's fee for the Intermediate Government Fund is 0.50% of its average daily net assets. The Manager's fee for the High Yield Bond Fund is 0.60% on the first $100 million of its average net assets and 0.50% on the average daily net assets of over $100 million. Each Fund pays the Manager directly for fund accounting and transfer agent services. The Manager voluntarily waives fees or reimburses expenses as explained under "Total Fund Expenses" and reserves the right to discontinue any voluntary waiver of its fees or reimbursements to the Fund in the future. The Manager also may recover advisory fees waived in the two previous years.

                    SUBADVISER
                    ===========================================================

THE MANAGER              The Manager has entered into an agreement  with Salomon
EMPLOYS A           Brothers Asset Management Inc  ("Salomon" or "Subadviser"),
SUBADVISER FOR      7 World Trade Center,  38th floor, New York, New York 10048,
PROVIDING           to  provide  investment  advice  and  portfolio   management
INVESTMENT ADVICE   services,  including  placement  of  securities  orders,  on
AND PORTFOLIO       behalf of the High Yield Bond Fund. For these services,  the
MANAGEMENT SERVICE Manager pays the Subadviser an annual fee of 50% of the TO THE HIGH YIELD annual investment advisory fee paid to the Manager, without

BOND FUND.          regard to any  reduction  in the fees  actually  paid to the
                    Manager as a result of voluntary fee waivers by the Manager.
                    The Subadviser is a wholly owned  subsidiary of Salomon Inc.
                    The Subadviser was  incorporated in 1987 and,  together with its  affiliates,  provides a broad range of fixed income and equity investment  advisory  services to various  individual and institutional  clients located  throughout the world and
                    serves  as   investment   adviser  to   various   investment
                    companies. As of December 31, 1996, the Subadviser and its affiliates had approximately $20 billion of assets under management.


                         APPOINTMENT OF SALOMON SMITH BARNEY  HOLDINGS,  INC. On
                    or about November 26, 1997, Salomon merged with a wholly owned subsidiary of Travelers Group ("Travelers") and changed its name to Salomon Smith Barney Holdings, Inc. ("SSBH"). In order to retain the services of the Fund's portfolio manager, Peter J. Wilby, at its November 10, 1997 meeting, the Board of Trustees approved the appointment of SSBH as the Subadviser to the High Yield Bond Fund. This
                    appointment is subject to a shareholder approval at a Special Shareholders Meeting to be held on February __, 1998, or any adjournment(s) thereof. Pursuant to an exemptive order received from the SEC, SSBH may act as the Fund's subadviser pending shareholder approval. Subadvisory fees to be received by SSBH will be held in escrow until shareholder approval.


                         If  approved  by   shareholders,   SSBH  would  provide
                    investment advice and portfolio management services with respect to High Yield Bond Fund assets allocated to it by the Manager. SSBH intends to follow the same investment
                    approach   employed   by   Salomon.

                    PORTFOLIO   MANAGEMENT
                    ============================================================

                         INTERMEDIATE  GOVERNMENT  FUND. H. Peter Wallace serves
                    as portfolio manager of the Intermediate Government Fund. Mr. Wallace is responsible for the day-to-day management of the Fund's investment portfolio subject to the general oversight of the Manager and the Board of Trustees. Mr. Wallace has been a Senior Vice President and Director of Fixed Income Investments for the Manager since January 1993. In August 1993, he became a portfolio manager of the Fund. Mr. Wallace was a Vice President of Mortgage Products at Donaldson, Lufkin and Jenrette from 1990 through 1992. Mr. Wallace is a Chartered Financial Analyst.

                         HIGH YIELD BOND FUND.  Peter J.  Wilby,  assisted  by a
                    team of other investment professionals, serves as portfolio manager of the High Yield Bond Fund. Mr. Wilby is primarily responsible for the day-to-day management of the Fund's investment portfolio subject to the general oversight of the Board of Trustees. Mr. Wilby is a Director of the Subadviser and has been affiliated with Subadviser in various capacities since 1989. Mr. Wilby is a Chartered Financial Analyst, a Certified Public Accountant, and a member of the New York Society of Securities Analysts.

                    BROKERAGE PRACTICES
                    ============================================================

                         Each Fund may use the  Distributor or other  affiliated
                    broker-dealers listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best price and execution.

                         In  selecting   broker-dealers,   the  Manager  or  the
                    Subadviser, as applicable, may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, the Manager or the Subadviser, as applicable, may consider sales of shares of a Fund as a factor in the selection of broker-dealers. See "Brokerage Practices" in the SAI.

                             SHAREHOLDER AND ACCOUNT POLICIES

                    DIVIDENDS AND OTHER DISTRIBUTIONS
                    ============================================================

SEVERAL OPTIONS          Dividends  from each Fund's net  investment  income are
EXIST FOR           declared and paid monthly. Each Fund also distributes to its
RECEIVING           shareholders  substantially  all of its net realized capital
DIVIDENDS AND       gains on portfolio  securities  after the end of the year in
OTHER               which the  gains are  realized.  High  Yield  Bond Fund also
DISTRIBUTIONS.      annually  distributes to its  shareholders  any net realized gains on foreign currency transactions.  Dividends and other distributions  on  shares  held in  retirement  plans and by
                    shareholders   maintaining  a  Systematic   Withdrawal  Plan
                    generally are declared and paid in  additional  Fund shares.
                    Other shareholders may elect to:

                      . receive both dividends and other distributions in additional Fund shares;

                      . receive dividends in cash and other distributions in additional Fund shares; receive both dividends and other distributions in cash; or

                      . receive both dividends and other distributions in cash for investment into another Heritage Mutual Fund.

                         If you select none of these  options,  the first option
                    will apply. In any case when you receive a dividend or other distribution in additional Fund shares, your account will be credited with shares valued at the net asset value determined at the close of regular trading on the Exchange on the day following the record date for the dividend or other distribution. Distribution options can be changed at any time by notifying the Manager in writing.


                         Dividends  paid  by each  Fund  with  respect  to its A
                    shares, B shares and C shares are calculated in the same manner and at the same time and will be in the same amount relative to the aggregate net asset value of the shares in each class, except that dividends on B shares and C shares of a Fund may be lower than dividends on its A shares primarily as a result of the higher distribution fee and class-specific expenses applicable to B shares and C shares.

                    DISTRIBUTION PLANS
                    ===========================================================

EACH FUND PAYS           As  compensation  for  services  rendered  and expenses
SERVICE FEES AND    borne by the Distributor in connection with the distribution
DISTRIBUTION        of  A  shares  and  in  connection  with  personal  services
FEES  TO THE        rendered  to Class A  shareholders  and the  maintenance  of
DISTRIBUTOR.        Class  A  shareholder  accounts,   each  Fund  may  pay  the
                    Distributor distribution and service fees of up to 0.25% of such Fund's average daily net assets attributable to A shares of that Fund. Each Fund may pay the Distributor a fee of up to 0.35% of that Fund's average daily net assets attributable to A shares purchased prior to April 3, 1995.
                    This fee is computed daily and paid monthly.


                         As  compensation  for  services  rendered  and expenses
                    borne by the Distributor in connection with the distribution of B shares and C shares and in connection with personal services rendered to Class B and Class C shareholders and the maintenance of Class B and Class C shareholder accounts, the High Yield Bond Fund pays the Distributor a fee of 0.80% and the Intermediate Government Fund pays the Distributor a fee of 0.60% of the applicable Fund's average daily net assets attributable to B shares and C shares. This fee is computed daily and paid monthly.

                         The  above-referenced  fees paid to the Distributor are
                    made under Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act. These Plans authorize the Distributor to spend such fees on any activities or expenses intended to result in the sale of a Fund's A shares, B shares and C shares, including compensation (in addition to the sales load) paid to Financial Advisors; advertising, salaries and other expenses of the Distributor relating to selling or servicing efforts; expenses of organizing and conducting sales seminars; printing of prospectuses, statements of additional information and reports for other than existing shareholders; and preparation and distribution of advertising material and sales literature and other sales promotion activities. The Distributor has entered into dealer agreements with participating dealers and/or banks who also will distribute shares of each Fund.

                         If a Plan is  terminated,  the  obligation of a Fund to
                    make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates.

                    TAXES
                    ============================================================

EACH FUND IS NOT         Each Fund intends to continue to qualify for  treatment
EXPECTED TO HAVE as a regulated investment company under the Code. By doing ANY FEDERAL TAX so, each Fund (but not its shareholders) will be relieved of
LIABILITY.          Federal  income tax on that part of its  investment  company
HOWEVER, YOUR TAX taxable income (generally consisting of net investment OBLIGATIONS ARE income and net short-term capital gains and, in the case of DETERMINED BY YOUR the High Yield Bond Fund, net gains from certain foreign
PARTICULAR TAX currency transactions) and net capital gain (i.e., the CIRCUMSTANCES. excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders.


                         Dividends from each Fund's  investment  company taxable
                    income are taxable to its shareholders as ordinary income, to the extent of that Fund's earnings and profits, whether received in cash or in additional Fund shares. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, whether received in cash or in additional Fund shares and regardless of the length of time the shares have been held. Under the Tyaxpayer Relief Act of 1997, different maximum tax rates apply to non-corporate taxpayers' net capital gain depending on the taxpayer's holding period and marginal tax rate of Federal income tax - generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. A notice issued by the Internal Revenue Service in November 1997 permits each Fund to divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain) and requires its shareholders to treat those portions accordingly. No substantial portion of the dividends paid by a Fund will be eligible for the dividends-received deduction allowed to corporations.


WHEN YOU SELL OR         Dividends and other distributions declared by each Fund
EXCHANGE SHARES, in December of any year and payable to shareholders of IT GENERALLY IS record on a date in that month will be deemed to have been
CONSIDERED A        paid  by that  Fund  and  received  by its  shareholders  on
TAXABLE EVENT TO    December  31 if  they  are  paid  by  the  Fund  during  the
YOU.                following January.


                          Shareholders  receive  Federal income tax  information
                     regarding dividends and other distributions after the end of each year. The information regarding capital gain distributions designates the portions of those distributions that are subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above.


                          Each  Fund  is  required   to  withhold   31%  of  all
                     dividends. capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide that Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. The portion of the dividends paid the Intermediate Government Fund attributable to the interest earned on its U.S. Government securities generally is not subject to state and local income taxes, although distributions by that Fund to its shareholders of net realized gains on the disposition of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability of dividends and other distributions by that Fund in your state and locality.


                         The  foregoing  is  only  a  summary  of  some  of  the
                    important income tax considerations generally affecting each Fund and its shareholders. See the SAI for a further discussion. There may be other Federal, state or local tax considerations applicable to a particular investor. You therefore are urged to consult your tax adviser.


                     ABOUT THE TRUST AND THE FUNDS
                     ===========================================================

                         The Trust was established as a  Massachusetts  business
                    trust under a Declaration of Trust dated August 4, 1989. The Trust is an open-end diversified management investment company that currently offers shares in two separate investment portfolios, the High Yield Bond Fund and the Intermediate Government Fund. Each Fund offers three classes of shares, A shares, B shares and C shares.

                    SHAREHOLDER INFORMATION
                    ===========================================================

YOU MAY VOTE ON          Each share of a Fund gives the  shareholder one vote in
MATTERS SUBMITTED matters submitted to shareholders for a vote. A shares, B FOR YOUR APPROVAL shares and C . shares of each Fund have equal voting rights EACH SHARE YOU OWN except that in matters affecting only a particular class or ENTITLES YOU TO series, only shares of that class or series are entitled to
ONE VOTE.           vote. As a Massachusetts  business  trust,  the Trust is not required to hold annual  shareholder  meetings.  Shareholder approval  will be sought  only for  certain  changes  in the
                    Trust's  or a  Fund's  operation  and  for the  election  of
                    Trustees  under  certain  circumstances.   Trustees  may  be
                    removed by the other Trustees or shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

                                    APPENDIX
                      DESCRIPTION OF CORPORATE BOND RATINGS


STANDARD & POOR'S RATINGS SERVICES

    The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

    The ratings are based, in varying degrees, on the following considerations:

         1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         2.    Nature of and provisions of the obligation; and

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

    AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

    AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

    BB, B, CCC--Debt rated "BB," "B" and "CCC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    BB--Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "BBB--" rating.

    B--Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions likely will impair capacity or willingness to pay interest and repay principal. The "B" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB--" rating.

    CCC--Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B--" rating.


    D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


    PLUS (+) or MINUS ( - ): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

    NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC.

    Aaa--Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements likely are to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa--Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than the Aaa securities.

    A--Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

    Baa--Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba--Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B--Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa--Bonds that are rated Caa are of poor standing. Such issues maybe in default or there may be present elements of danger with respect to principal or interest.

    Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

    No dealer, salesman or other person has been authorized to give any information or to make any representation other than that contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

                       STATEMENT OF ADDITIONAL INFORMATION
                              HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                          INTERMEDIATE GOVERNMENT FUND


        This Statement of Additional Information ("SAI") dated February 2, 1998, should be read in conjunction with the Prospectus dated February 2, 1998 of the High Yield Bond and Intermediate Government Funds of Heritage Income Trust (the "Trust"). This SAI is not a prospectus itself. To receive a copy of the Funds' Prospectus write to Heritage Asset Management, Inc. at the address below or call
(800) 421-4184.


                         HERITAGE ASSET MANAGEMENT, INC.
                              880 Carillon Parkway
                          St. Petersburg, Florida 33716


                                TABLE OF CONTENTS
                                                                            PAGE
GENERAL INFORMATION..........................................................1
INVESTMENT INFORMATION.......................................................1
        Investment Objectives................................................1
        Investment Policies..................................................1
        Industry Classifications............................................20
INVESTMENT LIMITATIONS......................................................20
NET ASSET VALUE.............................................................23
PERFORMANCE INFORMATION.....................................................24
INVESTING IN THE FUNDS......................................................27
        Systematic Investment Options.......................................27
        Retirement Plans....................................................27
        Class A Combined Purchase Privilege (Right of Accumulation).........28
        Class A Statement of Intention......................................30
REDEEMING SHARES............................................................30
        Systematic Withdrawal Plan..........................................31
        Telephone Transactions..............................................32
        Redemptions in Kind.................................................32
        Receiving Payment...................................................32
EXCHANGE PRIVILEGE..........................................................33
CONVERSION OF CLASS B SHARES................................................34
TAXES.......................................................................34
TRUST INFORMATION...........................................................37
        Management of the Trust.............................................37
        Five Percent Shareholders...........................................40
        Investment Adviser and Administrator; Subadviser....................41
        Brokerage Practices.................................................44
        Distribution of Shares..............................................46
        Administration of the Trust.........................................47
        Potential Liability.................................................48
APPENDIX...................................................................A-1
REPORT OF INDEPENDENT ACCOUNTANTS
        High Yield Bond Fund...............................................A-2
        Intermediate Government Fund.......................................A-3
FINANCIAL STATEMENTS
        High Yield Bond Fund...............................................A-4
        Intermediate Government Fund.......................................A-14

GENERAL INFORMATION
-------------------

        The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 4, 1989. It is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is composed of the High Yield Bond Fund (known as the Diversified Portfolio prior to February 1, 1996) ("High Yield") and the Intermediate Government Fund (known as the Limited Maturity Government Portfolio prior to January 31, 1996) ("Government") (each a "Fund" and, collectively, the "Funds"). Each Fund constitutes a separate investment portfolio with distinct investment objectives, purposes and strategies. Each Fund offers three classes of shares, Class A shares sold subject to a 3.75% maximum front-end sales load ("A shares"), Class B shares sold subject to a 5% maximum contingent deferred sales load ("CDSL"), declining over an eight-year period ("B Shares"), and Class C shares sold subject to a 1% CDSL ("C shares").


INVESTMENT INFORMATION
----------------------

        Investment Objectives
        ---------------------

        The investment objective of each Fund is stated in the Prospectus.

        Investment Policies
        -------------------

        The following information is in addition to and supplements each Fund's investment policies set forth in the Prospectus.

        BRADY BONDS. High Yield may invest in Brady Bonds, which are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders, as well as multilateral institutions, such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds also may be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements, which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. These arrangements with the World Bank and/or the IMF require debtor nations to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. High Yield's subadviser, Salomon Brothers Asset Management Inc (the "Subadviser" or "SBAM"), believes economic reforms, undertaken by countries in connection with the issuance of Brady Bonds, make the debt of those countries that have issued or announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that SBAM's expectations with respect to Brady Bonds will be realized.

        Investors also should recognize that Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. Brady Bonds that have been issued to date are rated in the categories "BB" or "B" by Standard & Poor's Ratings Services ("S&P") or "Ba" or "B" by Moody's Investors Services, Inc. ("Moody's") or, in cases in which a rating by S&P or Moody's has not been assigned, generally are considered by the Subadviser to be of comparable quality.

        Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt that carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time, and bonds issued in exchange for the advancement of new money by existing lenders. Discount bonds issued to date under the framework of the Brady Plan generally have borne interest computed semiannually at a rate equal to 13/16 of one percent above the then current six month London Inter-Bank Offered Rate ("LIBOR").

        Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, High Yield will purchase Brady Bonds in secondary markets, as described below.

        In the secondary markets, the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. High Yield may purchase Brady Bonds with limited or no collateralization, and will rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and generally are maintained through European transnational securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which High Yield invests are likely to be acquired at a discount, which involves certain considerations discussed below under "Taxes."

        In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. Based upon current market conditions, High Yield would not intend to purchase Brady Bonds that, at the time of investment, are in default as to payments. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

        CONVERTIBLE SECURITIES. High Yield may invest in convertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock. The extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. Convertible securities in which High Yield may invest include corporate bonds, notes and preferred stock that can be converted into common stock. Convertible securities combine the fixed-income characteristics of bonds and preferred stock with the potential for capital appreciation. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

        HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES. High Yield may invest in high yield foreign sovereign debt securities. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries also are characterized by political uncertainty or instability.

        Additional factors that may influence the ability or willingness to service debt include, but are not limited to: a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be affected adversely. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.


        The cost of servicing external debt also generally will be affected adversely by rising international interest rates, because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt also will depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.


        As a result of the foregoing, a governmental obligor may default on its obligations. If such an event occurs, High Yield may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

        Sovereign obligors in developing and emerging countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which High Yield may invest will not be subject to similar restructuring arrangements or to requests for new credit that may affect adversely High Yield's holdings. Furthermore, certain participants in the secondary market for such debt may be involved directly in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

        BORROWING. Each Fund may borrow in certain limited circumstances. See "Investment Limitations." Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. For example, borrowing may exaggerate changes in the net asset value of a Fund's shares and in the return on the Fund's investment portfolio. Although the principal of any borrowing will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. A Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could affect the investment manager's strategy. Furthermore, if a Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund's shares by increasing the Fund's interest expense.

        INVERSE FLOATERS. Government may invest in U.S. Government securities, including mortgage-backed securities, on which the rate of interest varies inversely with interest rates on similar securities or the value of an index. These derivative securities commonly are known as inverse floaters. As market interest rates rise, the interest rate on the inverse floater goes down, and vice versa. Inverse floaters include components of securities on which interest is paid in two separate parts -- an auction component, which pays interest at a rate that is set periodically through an auction process or other method, and a residual component, the interest on which varies inversely with that on a similar security or the value of an index. The residual component may be established by multiplying the rate of interest paid on such security or the applicable index by a factor (a "multiplier feature") or by adding or subtracting the factor to or from such interest rate or index. The secondary market for inverse floaters may be limited. The market value of inverse floaters is often significantly more volatile than that of a fixed-rate obligation and, like most debt obligations, will vary inversely with changes in interest rates. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

        MONEY MARKET INSTRUMENTS. In addition to the investments described in the Prospectus, the Funds also may invest in money market instruments including the following:

        (1) Instruments such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation.

        (2) Commercial paper rated A-l or A-2 by S&P or Prime-1 or Prime-2 by Moody's. For a description of these ratings, see "Commercial Paper Ratings" in the Appendix.

        (3) High quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a Fund's ability to resell when it deems advisable to do so.

        OPTIONS, FUTURES AND OPTIONS ON FUTURES TRADING. As discussed in the Prospectus, the Funds may purchase and sell options, futures and options on futures ("Derivative Investments") in order to hedge their investments and, in certain circumstances, may purchase and sell Derivative Investments as a substitute for the purchase and sale of securities. Certain special characteristics of and risks with these strategies are discussed below.

        Hedging strategies can be categorized broadly as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund's investment portfolio. Thus, in a short hedge, a Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

        Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge, a Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If a Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's investment portfolio is the same as if the transaction were entered into for speculative purposes.

        Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Derivative Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a Fund has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

        Use of these instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which options and futures are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use these instruments will be limited by tax considerations. See "Taxes."

        In addition to the instruments and strategies described above, the Funds expect to discover additional opportunities in connection with options, futures contracts and other hedging techniques. These new opportunities may become available as Heritage or SBAM, as applicable, develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts or other techniques are developed. Heritage or SBAM, as applicable, may utilize these opportunities to the extent that it is consistent with a Fund's investment objective and permitted by the Fund's investment limitations and applicable regulatory authorities.

        SPECIAL RISKS. The use of Derivative Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

        (1) Successful use of most Derivative Instruments depends upon the ability of the Funds' Manager, Heritage Asset Management, Inc. (the "Manager"), or, for High Yield, the Subadviser, as the case may be, to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

        Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

        Options and futures prices also can diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are correlated poorly with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

        (3) Derivative Instruments, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the Manager or the Subadviser, as the case may be, projected a decline in the price of a security in the Fund's investment portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If a Fund were unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

        COVER. The Funds will not use leverage in their hedging strategies. A Fund will not enter into a Derivative Instruments strategy that exposes it to an obligation to another party unless its owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and other liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or other liquid assets in a segregated account with their custodian in the amount prescribed.


        Assets used as cover or held in a segregated account cannot be sold while the corresponding futures contract or options position is open, unless they are replaced with similar assets. As a result, the commitment of a large percentage of a Fund's assets to cover or hold in segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

        GUIDELINES, CHARACTERISTICS AND RISKS OF OPTIONS TRADING. The Funds effectively may terminate their right or obligation under an option by entering into a closing transaction. If a Fund wishes to terminate its obligation under a put or call option it has written, the Fund may purchase a put or call option of the same series (i.e., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, the Fund may write an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security, index or futures contract, and the market value of the option.

        In considering the use of options to hedge, particular note should be taken of the following:

        (1) The value of an option position will reflect, among other things, the current market price of the underlying security, index, or futures contract, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying investment and general market conditions. For this reason, the successful use of options depends upon the ability of the Manager or Subadviser, as the case may be, to forecast the direction of price fluctuations in the underlying investment.

        (2) Prior to its expiration, the exercise price of an option may be below, equal to, or above the current market value of the underlying investment. Purchased options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

        (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Most exchange-listed options relate to futures contracts and stocks. Exchange markets for options on debt securities exist, and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets of options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. In the event of the insolvency of a Fund's counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. Although the Funds intend to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it has purchased in order to realize any profit. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund may maintain a covered position with respect to any call option it writes on a security, the Fund may not sell the underlying security during the period it is obligated under such option. This requirement may impair the Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

        (4) Activities in the options market may result in a higher portfolio turnover rate and additional brokerage costs. However, the Funds also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of market movements.

        (5) The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold an investment portfolio containing exactly the same securities as underlie the index and, as a result, bears the risk that the value of the securities held will vary from the value of the index.

        Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a Fund as the call writer will not learn that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

        If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index subsequently may change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

        GUIDELINES, CHARACTERISTICS AND RISKS OF FUTURES AND OPTIONS ON FUTURES TRADING. When a Fund purchases or sells a futures contract, the Fund will be required to deposit an amount equal to a varying specified percentage of the contract amount. This amount is known as initial margin. Cash held in the margin account is not income producing. Subsequent payments, called variation margin, to and from the broker through which such Fund entered into the futures contract, will be made on a daily basis as the price of the underlying security or index fluctuates making the futures contract more or less valuable, a process known as marking-to-market.

        If a Fund writes an option on a futures contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a future are included in the initial margin deposit.

        Most of the exchanges on which futures contracts and options on futures contracts are traded limit the amount of fluctuation permitted in futures contract and option prices during a single trading day. The daily price limit establishes the maximum amount that the price of a futures contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily price limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily price limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

        Another risk in employing futures contracts and options on futures contracts as a hedge is the prospect that futures and options prices will correlate imperfectly with the behavior of cash prices for the following reasons. First, rather than meeting additional margin deposit requirements, investors may close contracts through offsetting transactions. Second, the liquidity of the futures and options markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery, liquidity in these markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures and options markets are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures and options market may cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Manager or Subadviser, as applicable, still may not result in a successful transaction.

        In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Funds because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the underlying investment.

        LIMITATIONS ON THE USE OF OPTIONS AND FUTURES. To the extent that a Fund enters into futures contracts or options on futures contracts for other than BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's investment portfolio, after taking into account any unrealized profits and unrealized losses on any such contracts it has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This limitation does not limit the percentage of a Fund's assets at risk to 5%.

        PREFERRED STOCK. High Yield may invest in preferred stock. A preferred stock is a blend of the characteristics of a bond and a common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

        REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements. The period of these repurchase agreements usually will be short, from overnight to one week, and at no time will a Fund invest in repurchase agreements of more than one year. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. A Fund always will receive as collateral securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book-entry transfer to the account of its custodian bank.


        RESTRICTED AND ILLIQUID SECURITIES. As stated in the Prospectus, Government will not purchase or otherwise acquire any security if, as a result, more than 10% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or due to legal or contractual restrictions on resale.


        High Yield has a similar 10% limit on illiquid securities, but not all restricted securities are deemed illiquid for this purpose. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"). Rule 144A under the 1933 Act permits certain sales of unregistered securities by investors to "qualified institutional buyers" such as High Yield. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. High Yield is permitted to invest in restricted securities that are sold in reliance on Rule 144A ("Rule 144A Securities"). These securities generally are deemed to be illiquid and, thus, are subject to High Yield's investment limit that restricts investments in illiquid securities to no more than 10% of its net assets. However, pursuant to High Yield's Guidelines for Purchase of Rule 144A Securities ("Guidelines") adopted by the Board of Trustees, High Yield's investment subadviser may determine that certain Rule 144A Securities are liquid. The subadviser takes into account a number of factors in reaching liquidity decisions, including (1) the total amount of Rule 144A Securities being offered, (2) the number of potential purchasers of the Rule 144A Securities, (3) the number of dealers that have undertaken to make a market in the Rule 144A Securities, (4) the frequency of trading in the 144A Securities, and (5) the nature of the 144A Securities and how trading is effected (e.g., the time needed to sell the 144A Securities, how offers are solicited and the mechanics of transfer.) High Yield's investments in Rule 144A Securities that are deemed to be liquid cannot exceed 25% of its net assets at the time of investment, when combined with the 10% limit on the purchase of illiquid securities.


        OTC options and their underlying collateral are considered illiquid securities. Each Fund also may sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by that Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

        REVERSE REPURCHASE AGREEMENTS. High Yield may borrow by entering into reverse repurchase agreements. Under a reverse repurchase agreement, High Yield sells securities and agrees to repurchase them at a mutually agreed to price. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). One reason to enter into a reverse repurchase agreement is to raise cash without liquidating any investment portfolio positions. In this case, reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by High Yield may decline below the price of the securities the Fund has sold but is obliged to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase agreement effectively may be restricted pending such decisions. Reverse repurchase agreements create leverage, a speculative practice, and will be considered borrowings for the purpose of the Fund's limitation on borrowing.

        LOANS OF PORTFOLIO SECURITIES. The Funds may loan portfolio securities to qualified broker-dealers. Each Fund may terminate such loans at any time and the market risk applicable to any security loaned remains a risk to the Fund. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund also may call such loans in order to sell the securities involved. The Funds could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral. The primary objective of securities lending is to supplement a Fund's income through investment of the cash collateral in short-term interest bearing obligations. Securities loans may not exceed 25% of a Fund's total assets and will be fully collateralized at all times. The collateral for each Fund's loans will be "marked to market" daily so that the collateral at all times exceeds 100% of the value of the loans. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. However, securities loans do involve some risk. If the other party to the securities loan defaults or becomes involved in bankruptcy proceedings, a Fund may incur delays and costs in selling or recovering the underlying security or may suffer a loss of principal and interest.

        STRIPPED SECURITIES. Government may invest in separately traded interest and principal components of securities ("Stripped Securities"), including U.S. Government securities, as discussed below. Stripped Securities are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities or other assets. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional debt securities.

        Government also may invest in stripped mortgage-backed securities, which are derivative multi-class mortgage securities. Stripped mortgage-backed securities in which it may invest will be issued by agencies or instrumentalities of the U.S. Government. Stripped mortgage-backed securities are structured with two classes that receive different proportions of the interest and principal distributions on a pool of assets represented by mortgages ("Mortgage Assets"). A common type of stripped mortgage-backed security will have one class receiving a small portion of the interest and a larger portion of the principal from the Mortgage Assets, while the other classes will receive primarily interest and only a small portion of the principal. The yields to maturity on IOs and POs are sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and principal payments may have a material effect on yield to maturity. In addition, the market value of stripped mortgage-backed securities is subject to greater risk of fluctuation in response to changes in market interest rates than other mortgage-backed securities. In the case of mortgage-backed IOs, if the underlying assets experience greater than anticipated prepayments of principal, there is a greater possibility that Government may not fully recoup its initial investment. Conversely, if the underlying assets experience slower than anticipated principal payments, the yield on the PO class will be affected more severely than would be the case with traditional mortgage-backed securities.

        The SEC staff takes the position that IOs and POs generally are illiquid securities. The staff also takes the position, however, that the Board of Trustees (or the Manager pursuant to delegation by the Board) may determine that U.S. Government-issued IOs or POs backed by fixed-rate mortgages are liquid, where the Board determines that such securities can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share. Accordingly, certain of the IO and PO securities in which Government invests may be deemed liquid.

        U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities, including a variety of securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby. These securities include: securities issued and guaranteed by the U.S. Government, such as Treasury bills, Treasury notes, and Treasury bonds; obligations backed by the "full faith and credit" of the United States, such as Government National Mortgage Association securities; obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Banks; and obligations supported only by the credit of the issuer, such as those of the Federal Intermediate Credit Banks.

        ZERO COUPON AND PAY-IN-KIND SECURITIES. High Yield may invest in zero coupon and pay-in-kind securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Zero coupon securities are issued and traded at a discount from their face amounts or par value, which discount rate varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind securities are those that pay interest through the issuance of additional units of the same securities. The market prices of zero coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit value.

        Industry Classifications
        ------------------------

        For purposes of  determining  industry  classifications,  the Funds rely upon classifications established by the Manager that are based upon classifications contained in the Directory of Companies Filing Annual Reports with the SEC and in the Standard & Poor's Corporation Industry Classifications.

INVESTMENT LIMITATIONS
----------------------

        In addition to the limits disclosed in "Investment Policies" above and the investment limitations described in the Prospectus, the Funds are subject to the following investment limitations that are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the applicable Fund. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

        BORROWING MONEY. Neither Fund may borrow money, except from banks as a temporary measure for extraordinary or emergency purposes including the meeting of redemption requests that might require the untimely disposition of securities. The payment of interest on such borrowings will reduce the Funds' net investment income during the period of such borrowing. Borrowing in the aggregate may not exceed 15% and borrowing for purposes other than meeting redemptions may not exceed 5% of a Fund's total assets at the time the borrowing is made. A Fund will not make additional investments when borrowings exceed 5% of its total assets.

        DIVERSIFICATION. Neither Fund will invest more than 5% of its total assets in securities of any one issuer other than the U.S. Government or its agencies or instrumentalities or buy more than 10% of the voting securities or any other class of securities of any issuer.

        INDUSTRY CONCENTRATION. Neither Fund will purchase securities if, as a result, more than 25% of its total assets would be invested in any one industry with the exception of U.S. Government securities.

        INVESTING IN COMMODITIES, MINERALS OR REAL ESTATE. Neither Fund may invest in commodities, commodity contracts, oil, gas or other mineral programs, real estate limited partnerships, or real estate, except that it may (1) purchase securities secured by real estate, or issued by companies that invest in or sponsor such interests, (2) futures contracts and options and (3) engage in transactions in forward commitments.

        UNDERWRITING. Neither Fund may underwrite the securities of other issuers, except that a Fund may invest in securities that are not readily marketable without registration under the Securities Act of 1933, as amended (the "1933 Act") (restricted securities), as provided in the Fund's prospectus and this Statement of Additional Information.

        LOANS. Neither Fund may make loans, except to the extent that the purchase of a portion of an issue of publicly distributed or privately placed notes, bonds or other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans, and further provided that a Fund may enter into repurchase agreements and securities loans as permitted under the Fund's investment policies. Privately placed securities typically are either restricted as to resale or may not have readily available market quotations, and therefore may not be as liquid as other securities.

        ISSUING SENIOR SECURITIES. Neither Fund may issue senior securities, except as permitted by the investment objectives and policies and investment limitations of that Fund.

        SELLING SHORT AND BUYING ON MARGIN. Neither Fund may sell any securities short, purchase any securities on margin or maintain a short position in any security, but may obtain such short-term credits as may be necessary for clearance of purchase and sales of securities; provided, however, the Funds may make margin deposits and may maintain short positions in connection with the use of options, futures contracts and options on futures contracts as described previously.

        INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST. Neither Fund may purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Manager or its Subadviser, as applicable, own individually more than 1/2 of 1% of the issuer's securities or together own more than 5% of the issuer's securities.

        REPURCHASE AGREEMENTS AND LOANS OF PORTFOLIO SECURITIES. Neither Fund may enter into repurchase agreements with respect to more than 25% of its total assets or lend portfolio securities amounting to more than 25% of its total assets.

        Each Fund has adopted the following additional restrictions that, together with certain limits described in the prospectus, are nonfundamental policies and may be changed by the Board of Trustees without shareholder approval in compliance with applicable law, regulation or regulatory policy.

        INVESTING IN INVESTMENT COMPANIES. Neither Fund may invest in securities issued by other investment companies, except as permitted by the 1940 Act.

        ILLIQUID SECURITIES. Government may not invest more than 10% of its net assets in the aggregate in repurchase agreements of more than seven days' duration, in securities without readily available market quotations, and in restricted securities including privately placed securities. High Yield has a similar limitation however, it may invest up to 25% of its net assets in restricted securities that are sold in reliance on Rule 144A deemed to be liquid pursuant to Board-approved guidelines, when combined with the 10% limit on the purchase of illiquid securities.

        Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restriction. If at any time, a Fund's borrowing exceeds its limitations due to a decline in net assets, such borrowing will be promptly reduced to the extent necessary to comply with the limitation.

NET ASSET VALUE
---------------

        The net asset value per share of A shares, B shares and C shares is determined separately daily as of the close of regular trading on the New York Stock Exchange (the "Exchange") each day the Exchange is open for business.


        A security listed or traded on the Exchange, or other stock exchanges, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time or the security is traded in the OTC market, the most recent bid price is used. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Market quotations generally will not be available for options traded in the OTC market. Securities and other assets for which market quotations are not readily available, or for which market quotes are not deemed to reliable, are valued at fair value as determined in good faith by the Board of Trustees. Securities and other assets in foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time High Yield calculates the daily net asset value of each class. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable.


        Each Fund is open for business on days on which the Exchange is open (each a "Business Day"). Trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the Funds' close of business on each Business Day. In addition, European or Far Eastern securities trading may not take place on all Business Days. Furthermore, trading takes place in various foreign capital markets on days that are not Business Days and on which the Funds do not calculate net asset value. Calculation of A shares, B shares and C shares net asset value does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. The Funds calculate net asset value per share, and therefore, effect sales and redemptions as of the close of regular trading on the Exchange each Business Day. If events materially affecting the value of such securities occur between the time when their prices are determined and the time when the Funds' net asset value is calculated, such securities and other assets will be valued at fair value by methods as determined in good faith by or under the direction of the Board of Trustees.

        The Board may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the Exchange is closed other than for customary weekend and holiday closings, (2) during which trading on the Exchange is restricted as determined by the SEC, (3) during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practical for the Fund fairly to determine the value of its net assets, or (4) for such other periods as the SEC may by order permit for the protection of the holders of Fund shares.

PERFORMANCE INFORMATION
-----------------------

        The Funds' performance data quoted in advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual total return quotes for each class used in each Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where:  P      =  a hypothetical initial payment of $1,000
        T      =  average annual total return
        n      =  number of years
        ERV    =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, 10 year period (or fractional portion thereof)


        In calculating the ending redeemable value for A shares, each Fund's current maximum sales load of 3.75% is deducted from the initial $1,000 payment and, for B shares and C shares, the applicable CDSL imposed on a redemption of B shares or C shares held for the period is deducted. All dividends and other distributions by each Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Based on this formula, the total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.


        The average annualized total return for High Yield A shares for the period March 1, 1990 (commencement of operations) to September 30, 1997, for the five-year period ended September 30, 1997, and for the fiscal year ended
September 30, 1997 was 9.79%, 7.75% and 9.73%, respectively. The average annualized total return for Government A shares for the same periods was 4.95%, 3.34% and 3.25%, respectively. The average annualized total return for High Yield C shares for the period April 3, 1995 (first offering of C shares) to September 30, 1997, and for the fiscal year ended September 30, 1997 was 13.33% and 13.53%, respectively. The average annualized total return for Government C shares for the same periods was 6.01% and 7.02%, respectively.


        In connection with communicating its total return to current or prospective shareholders, each Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In addition, each Fund from time to time may include in advertising and promotional materials total return figures that are not calculated according to the formula set forth above for each class of shares. For example, in comparing High Yield's A shares, B shares or C shares total return with such market indices as the Lehman Brothers Government Corporate Composite Index and the Merrill Lynch Domestic Master Index, and Government's A shares, B shares or C shares total return with such market indices as the Lehman Brothers Government Composite Index, the Lehman Intermediate Government Corporate Index and the Lipper United States Government Fund Average, each class of each Fund calculates its aggregate total return for each class for the specified periods of time by assuming an investment of $10,000 in that class of shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Funds do not, for these purposes, deduct from the initial value invested any amount representing front-end sales loads charged on A shares or CDSLs charged on B shares and C shares.


        The High Yield A shares cumulative returns using this formula for the year and five years ended September 30, 1997, and for the period March 1, 1990 (commencement of operations) to September 30, 1997 were 14.0%, 50.94% and 111.06%, respectively. The cumulative returns for Government A shares for the same periods were 7.28%, 22.46% and 49.96%, respectively. Cumulative returns for High Yield C shares for the period April 3, 1995 (first offering of C shares) to September 30, 1997, and for the fiscal year ended September 30, 1997 were 33.72% and 13.53%, respectively. Cumulative returns for Government C shares for the same periods were 15.67% and 7.02%, respectively. By not annualizing the performance and excluding the effect of the front-end sales load on A shares and the CDSL on B shares and C shares, total return calculated in this manner simply will reflect the increase in net asset value per share over a period of time, adjusted for dividends and other distributions. Calculating total return without taking into account the front-end sales load or CDSL results in a higher rate of return than calculating total return net of the sales load or CDSL.

        Yields used in each Fund's performance advertisements for each class are calculated by dividing each Fund's interest income for a thirty-day period ("Period") attributable to that class, net of expenses attributable to that class, by the average number of shares of that class entitled to receive dividends during the Period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the maximum offering price per share at the end of the Period. Yield quotations are calculated according to the following formula:


                                    YIELD = 2x[(A-B+1)6-1]
                                                   c x d

where:  a      =      interest earned during the Period;
        b      =      expenses accrued for the Period (net of reimbursements);
        c      =      the average daily number of  shares outstanding during the
                      Period that were entitled to receive a dividend; and
        d      =      the maximum offering price per share on the last day of
                      the Period.

        Except as noted below, in determining net investment income earned during the Period (variable "a" in the above formula), each Fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the Period that the obligation is in the Fund. Once interest earned is calculated in this fashion for each debt obligation held by the Fund, interest earned during the Period is then determined by totalling the interest earned on all debt obligations. For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date. At September 30, 1997, the 30-day yield for High

Yield and Government A shares was 7.82% and 5.60%, respectively. At September 30, 1997, the 30-day yield for High Yield and Government C shares was 7.62% and 5.54%, respectively.

INVESTING IN THE FUNDS
----------------------

        The options below allow you to invest continually in either Fund at regular intervals.


        A shares, B shares and C shares of each Fund are sold at their next determined net asset value on Business Days. The procedures for purchasing shares of a Fund are explained in the Prospectus under "Purchase Procedures."

        Systematic Investment Options
        -----------------------------

        1. Systematic Investing -- You may authorize the Manager to process a monthly draft from your personal checking account for investment into the Trust. The draft is returned by your bank the same way a canceled check is returned.

        2. Payroll Direct Deposit -- If your employer participates in a direct deposit program (also known as ACH Deposits) you may have all or a portion of your payroll directed to the Trust. This will generate a purchase transaction each time you are paid by your employer. Your employer will report to you the amount sent from each paycheck.

        3. Government Direct Deposit -- If you receive a qualifying periodic payment from the U.S. Government or other agency that participates in Direct Deposit, you may have all or a part of each check directed to purchase shares of the Trust. The U.S. Government or agency will report to you all payments made.

        4. Automatic Exchange -- If you own shares of another Heritage mutual fund advised or administered by the Manager ("Heritage Mutual Fund"), you may elect to have a preset amount redeemed from that fund and exchanged into the corresponding class of shares of the Trust. You will receive a statement from the other Heritage Mutual Fund confirming the redemption.

        You may change or terminate any of the above options at any time.

        Retirement Plans
        ----------------

        HERITAGE IRA. Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish a Heritage Individual Retirement Account ("IRA"). An individual may make limited contributions to a Heritage IRA through the purchase of shares of a Fund and/or other Heritage Mutual Funds. The Internal Revenue Code of 1986, as amended (the "Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and whose spouses are not active participants) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to $2,000 per year (or $4,000, if such contributions also are made for a nonworking spouse and a joint return is filed). In addition, individuals whose earnings (together with their spouse's earnings) do not exceed a certain level may establish an "education IRA" and/or a "Roth IRA"; although contributions to these new types of IRAs (established by the Taxpayer Relief Act of 1997 ("Tax Act")) are nondeductible, withdrawals from them will not be taxable under certain circumstances. A Heritage IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans. For more detailed information on the Heritage IRA, please contact the Manager.


        Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.


        OTHER RETIREMENT PLANS. Multiple participant payroll deduction retirement plans also may purchase A shares of any Heritage Mutual Fund at a reduced sales load on a monthly basis during the 13-month period following such a plan's initial purchase. The sales load applicable to an initial purchase of A shares will be that normally applicable under the schedule of sales loads set forth in the Prospectus to an investment 13 times larger than such initial purchase. The sales load applicable to each succeeding monthly purchase of A shares will be that normally applicable, under such schedule, to an investment equal to the sum of (1) the total purchase previously made during the 13-month period and (2) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales loads previously paid during such period will not be adjusted retroactively on the basis of later purchases. Multiple participant payroll deduction retirement plans may purchase B shares and C shares at any time.

        Class A Combined Purchase Privilege (Right Of Accumulation)
        -----------------------------------------------------------

        Certain investors may qualify for the Class A sales load reductions indicated in the sales load schedule in the Prospectus by combining purchases of A shares of a Fund into a single "purchase," if the resulting purchase totals at least $25,000. The term "purchase" refers to a single purchase by an individual, or to concurrent purchases that, in the aggregate, are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing A shares of a Fund for his or their own account; a single purchase by a trustee or other fiduciary purchasing A shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by a "company," as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of A shares of a Fund or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer, or clients of an investment adviser. A "purchase" also may include A shares purchased at the same time through a single selected dealer of any other Heritage Mutual Fund that distributes its shares subject to a sales load.

        The applicable A shares initial sales load will be based on the total of:

               (i)   the investor's current purchase;

               (ii) the net asset value (at the close of business on the previous day) of (a) all A shares of a Fund held by the investor and (b) all A shares of any other Heritage mutual fund advised or administered by the Manager ("Heritage Mutual Fund") held by the investor and purchased at a time when A shares of such other fund were distributed subject to a sales load (including Heritage Cash Trust shares acquired by exchange); and

               (iii) the net asset value of all A shares  described in paragraph
        (ii) owned by another shareholder eligible to combine his purchases with that of the investor into a single "purchase."

        A shares of Government purchased from February 1, 1992 through July 31, 1992, without payment of a sales load will be deemed to fall under the provisions of paragraph (ii) as if they had been distributed without being subject to a sales load, unless those shares were acquired through an exchange of other shares that were subject to a sales load.

        To qualify for the Combined Purchase Privilege on a purchase through a selected dealer, the investor or selected dealer must provide Raymond James & Associates, Inc. (the "Distributor") with sufficient information to verify that each purchase qualifies for the privilege or discount.

        Class A Statement Of Intention
        ------------------------------

        Investors also may obtain the reduced sales loads shown in the Prospectus by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $25,000 within a period of 13 months in A shares of a Fund or any other Heritage Mutual Fund. Each purchase of A shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement. In addition, if you own Class A shares of any other Heritage Mutual Fund subject to a sales load, you may include those shares in computing the amount necessary to qualify for a sales load reduction.

        The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales load applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed A shares will be involuntarily redeemed to pay the additional sales load, if necessary. When the full amount indicated has been purchased, the escrow will be released. To the extent an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales load, the sales load will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales load will be used to purchase additional A shares of a Fund, subject to the rate of sales load applicable to the actual amount of the aggregate purchases. An investor may amend his/her Statement of Intention to increase the indicated dollar amount and begin a new 13-month period. In that case, all investments subsequent to the amendment will be made at the sales load in effect for the higher amount. The escrow procedures discussed above will apply.

REDEEMING SHARES
----------------

        The methods of redemption are described in the section of the Prospectus entitled "How to Redeem Shares."

        Systematic Withdrawal Plan
        --------------------------

        Shareholders may elect to make systematic withdrawals from their Fund account of a minimum of $50 on a periodic basis. The amounts paid each period are obtained by redeeming sufficient shares from an account to provide the withdrawal amount specified. The Systematic Withdrawal Plan currently is not available for shares held in an Individual Retirement Account, Section 403(b) annuity plan, defined contribution plan, Simplified Employee Pension Plan or other retirement plans, unless the shareholder establishes to the Manager's satisfaction that withdrawals from such an account may be made without imposition of a penalty. Shareholders may change the amount to be paid without charge not more than once a year by written notice to the Distributor or the Manager.

        Redemptions will be made at net asset value determined as of the close of regular trading on the Exchange on a day of each month chosen by the shareholders or a day of the last month of each period chosen by the shareholders, whichever is applicable. Systematic withdrawals of C shares, if made less than one year of the date of purchase, will be charged a CDSL of 1%, and B shares, if made within the eight-year holding period, will be charged the applicable CDSL for the holding period. If the Exchange is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of regular trading on the Exchange on the preceding Business Day, minus any applicable CDSL for B shares and C shares. If a shareholder elects to participate in the Systematic Withdrawal Plan, dividends and other distributions on all shares in the account must be reinvested automatically in Fund shares. A shareholder may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to the Manager or the Distributor. The Funds, their transfer agent, and Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

        Withdrawal payments are treated as a sale of shares rather than as a dividend or a capital gain distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of the original investment may be correspondingly reduced.

        Ordinarily, a shareholder should not purchase additional A shares of a Fund if maintaining a Systematic Withdrawal Plan of A shares because the shareholder may incur tax liabilities in connection with such purchases and withdrawals. A Fund will not knowingly accept purchase orders from shareholders for additional A shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year's scheduled withdrawals. In addition, a shareholder who maintains such a Plan may not make periodic investments under each Fund's Automatic Investment Plan.

        Telephone Transactions
        ----------------------

        Shareholders may redeem shares by placing a telephone request to a Fund. The Trust, Manager, Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. If the Trust, Manager, Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for any such losses.

        Redemptions In Kind
        -------------------

        The Trust is obligated to redeem shares of each Fund for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Board of Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Board of Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.

        Receiving Payment
        -----------------




        If shares of a Fund are redeemed by a shareholder through the Distributor or a participating dealer, the redemption is settled with the shareholder as an ordinary transaction. If a request for redemption is received before the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share determined on that day, minus any applicable CDSL for B shares and C shares. Requests for redemption received after the close of regular trading on the Exchange will be executed on the next trading day. Payment for shares redeemed normally will be made by a Fund to the Distributor or a participating dealer by the third business day after the day the redemption request was made, provided that certificates for shares have been delivered in proper form for transfer to the Trust or, if no certificates have been issued, a written request signed by the shareholder has been provided to the Distributor or a participating dealer prior to settlement date.


        Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of Fund shares can be directed to registered representatives of the Distributor or a participating dealer, or to the Manager.

EXCHANGE PRIVILEGE
------------------

        An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Heritage Mutual Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents as described in such fund's prospectus, or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone or telegram requests for an exchange received by a Fund before the close of regular trading on the Exchange will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the Exchange's next trading day.


        A shares of Government purchased from February 1, 1992 through July 31, 1992, without payment of a front-end sales load may be exchanged into A shares of another Heritage Mutual Fund without payment of any sales load. A shares of Government purchased after July 31, 1992 without a front-end sales load will be subject to a front-end sales load when exchanged into A shares of another

Heritage Mutual Fund, unless those shares were acquired through an exchange of other shares that were subject to a front-end sales load.


CONVERSION OF CLASS B SHARES
----------------------------


        B shares of each Fund automatically will convert to A shares, based on the relative net asset values per share of the two classes, as of the close of business on the last business day of the month in which the eighth anniversary of the initial issuance of such B shares occurs. For the purpose of calculating the holding period required for conversion of B shares, the date of initial issuance shall mean (1) the date on which such B shares were issued or (2) for B shares obtained through an exchange, or a series of exchanges, the date on which the original B shares were issued. For purposes of conversion to A shares, B shares purchased through the reinvestment of dividends and other distributions paid in respect of B shares will be held in a separate sub-account. Each time any B shares in the shareholder's regular account (other than those in the sub-account) convert to A shares, a pro rata portion of the B shares in the sub-account will also convert to A shares. The portion will be determined by the ratio that the shareholder's B shares converting to A shares bears to the shareholder's total B shares not acquired through dividends and other distributions.


        The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on A shares and B shares will not result in "preferential dividends" under the Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the B shares would not be converted and would continue to be subject to the higher ongoing expenses of the B shares beyond eight years from the date of purchase. Heritage has no reason to believe that this condition for the availability of the conversion feature will not be met.

TAXES
-----

        Each Fund is treated as a separate corporation for Federal income tax purposes. In order to continue to qualify for the favorable tax treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally consisting of net investment income and net short-term capital gain and, in the case of High Yield, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options or futures contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

        Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

        A redemption of Fund shares will result in a taxable gain or loss to the redeeming shareholder (which will be long-term capital gain, and subject to Federal income tax at the rates indicated above, if the shares were held for more than one year), depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales load paid on A shares). An exchange of shares of either Fund for shares of another Heritage Mutual Fund generally will have similar tax consequences. However, special rules apply when a shareholder disposes of shares of a Fund through a redemption or exchange within 90 days after purchase thereof and subsequently reacquires shares of that Fund or acquires shares of another Heritage Mutual Fund (including the other Fund) without paying a sales load due to the 90-day reinstatement or exchange privilege. In these cases, any gain on the disposition of the original Fund shares will be increased, or loss decreased, by the amount of the sales load paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if Fund shares are purchased (whether pursuant to the reinstatement privilege or otherwise) within

30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

        If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

        As of September 30, 1997, High Yield had a capital loss carryforward of $755,051, which may be applied against any net realized capital gains until its expiration dates of September 30, 2003 (as to $706,795), and September 30, 2004 (as to $48,256).


        As of September 30, 1997, Government had a capital loss carryforward of $7,246,344, which may be applied against any net realized capital gains until its expiration dates of September 30, 2001 (as to $388,071), September 30, 2002 (as to $3,838,721), September 30, 2003 (as to $2,492,779) and September 30, 2004
(as to $526,773). In addition, from November 1, 1996 to September 30, 1997, Government realized $129,884 of net capital losses, which will be deferred and treated as arising on October 1, 1997, in accordance with regulations under the Code.


        HEDGING STRATEGIES. The use of hedging strategies, such as purchasing and selling (writing) options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses each Fund realizes in connection therewith. Gains realized by High Yield from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options and futures contracts derived by a Fund with respect to its business of investing in securities or, for High Yield, foreign currencies, will qualify as permissible income under the Income Requirement.


        ORIGINAL ISSUE DISCOUNT AND PAY-IN-KIND SECURITIES. High Yield may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, High Yield must include in its income the OID that accrues thereon during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, High Yield must include in its gross income securities it receives as "interest" on pay-in-kind securities. Because High Yield annually must distribute substantially all of its investment company taxable income, including any OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from High Yield's cash assets or from the proceeds of sales of portfolio securities, if necessary. High Yield may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).


        High Yield may invest in debt securities that are purchased with "market discount," including Brady Bonds and other sovereign debt securities. For these purposes, market discount is the amount by which a security's purchase price is exceeded by its stated redemption price at maturity or, in the case of a security that was issued with OID, the sum of its issue price plus accrued OID, except that market discount less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the security is disregarded. Gain on the disposition of such a security purchased by High Yield (other than a security with a fixed maturity date within one year from its issuance), generally is treated as ordinary income, rather than capital gain, to the extent of the security's accrued market discount at the time of disposition. In lieu of treating the disposition gain as above, High Yield may elect to include all market discount (for the taxable year in which it makes the election and all subsequent taxable years) in its gross income currently, for each taxable year to which the discount is attributable.

        Investors are advised to consult their own tax advisers regarding the status of an investment in the Funds under state and local tax laws.

TRUST INFORMATION
-----------------

        Management Of The Trust
        -----------------------

        TRUSTEES AND OFFICERS. Trustees and officers are listed below with their
addresses,   principal   occupations  and  present   positions,   including  any
affiliation with Raymond James Financial, Inc. ("RJF"), RJA and the Manager.

                                         Position with                Principal Occupation
                Name                        The Trust                During Past Five Years
                ----                        ---------                ----------------------

Thomas A. James* (55)                       Trustee         Chairman  of the  Board  since  1986 and
880 Carillon Parkway                                        Chief  Executive  Officer  since 1969 of
St. Petersburg, FL                                          RJF;  Chairman of the Board of RJA since
33716                                                       1986;  Chairman  of the  Board  of Eagle
                                                            Asset Management,  Inc.  ("Eagle") since
                                                            1984  and  Chief  Executive  Officer  of
                                                            Eagle, 1994 to 1996.

Richard K. Riess* (48)                      Trustee         Chief  Executive  Officer of Eagle since
880 Carillon Parkway                                        1996, President,  1995 to present, Chief
St. Petersburg, FL                                          Operating   Officer,   1988   to   1996,
33716                                                       Executive Vice President, 1988 to 1993.

Donald W. Burton (53)                       Trustee         President  of  South  Atlantic   Capital
614 W. Bay Street                                           Corporation   (venture   capital)  since
Suite 200                                                   1981.
Tampa, FL  33606

C. Andrew Graham (57)                       Trustee         Vice  President  of  Financial   Designs
Financial Designs, Ltd.                                     Ltd.   since   1992;    Executive   Vice
1775 Sherman Street                                         President  of the Madison  Group,  Inc.,
Suite 1900                                                  1991 to 1992;  Principal of First Denver
Denver, CO  80203                                           Financial    Corporation     (investment
                                                            banking) since 1987.

David M. Phillips (58)                      Trustee         Chairman and Chief Executive  Officer of
World Trade Center                                          CCC  Information  Services,  Inc.  since
  Chicago                                                   1994   and   of   InfoVest   Corporation
444 Merchandise Mart                                        (information  services to the  insurance
Chicago, IL  60654                                          and   auto   industries   and   consumer
                                                            households) since 1982.

Eric Stattin (64)                            Trustee        Litigation   Consultant/Expert   Witness
1975 Evening Star Drive                                     and private investor since 1988.
Park City, UT   84060



                                       38


                                         Position with                Principal Occupation
                Name                        The Trust                During Past Five Years
                ----                        ---------                ----------------------

James L. Pappas (54)                        Trustee         Lykes  Professor  of Banking and Finance
University of South                                         since  1986  at   University   of  South
  Florida                                                   Florida;  Dean of  College  of  Business
College of Business                                         Administration, 1987 to 1996.
  Administration
Tampa, FL  33620

Stephen G. Hill (38)                       President        Chief  Executive  Officer and  President
880 Carillon Parkway                                        of the Manager  since 1989 and  Director
St. Petersburg, FL                                          since  1994;  Director  of  Eagle  since
33716                                                       1995.

Donald H. Glassman (40)                    Treasurer        Treasurer  of the  Manager  since  1989;
880 Carillon Parkway                                        Treasurer   of  Heritage   Mutual  Funds
St. Petersburg, FL                                          since 1989.
33716

Clifford J. Alexander (53)                 Secretary        Partner,   Kirkpatrick  &  Lockhart  LLP
1800 Massachusetts Ave., N.W.                               (law firm).
Washington, DC  20036

Patricia Schneider (56)                    Assistant        Compliance Administrator of the Manager.
880 Carillon Parkway                       Secretary
St. Petersburg, FL  33716

Robert J. Zutz (44)                        Assistant        Partner,   Kirkpatrick  &  Lockhart  LLP
1800 Massachusetts                         Secretary        (law firm).
  Ave., N.W.
Washington, DC  20036


  * These Trustees are "interested persons" as defined in section 2(a)(19) of the 1940 Act.

        The Trustees and officers of the Trust as a group, own less than 1% of each class of each Fund's shares outstanding. The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

        The Trust currently pays Trustees who are not "interested persons" of the Trust $1,333.33 annually and $500 per meeting of the Board of Trustees. Trustees also are reimbursed for any expenses incurred in attending meetings. Because the Manager performs substantially all of the services necessary for the operation of the Fund, the Fund requires no employees. No officer, director or employee of the Manager receives any compensation from the Fund for acting as a director or officer. The following table shows the compensation earned by each Trustee for the fiscal year ended September 30, 1997.



                                      COMPENSATION TABLE


                                                                                 Total Compensation
                       Aggregate            Pension or                           From the Trust and
                      Compensation    Retirement Benefits    Estimated Annual     the Heritage Family
Name of Person,         From the       Accrued as Part of     Benefits Upon       of Funds Paid
  Position               Trust        the Trust's Expenses     Retirement           To Trustees
---------------       ------------    --------------------   ----------------     -------------------

Donald W. Burton,    $2,909            $0                    $0                  $16,000
Trustee
C. Andrew Graham,    $2,909            $0                    $0                  $16,000
Trustee
David M. Phillips,   $2,182            $0                    $0                  $12,000
Trustee
Eric Stattin,        $2,909            $0                    $0                  $16,000
Trustee
James L. Pappas,     $2,545            $0                    $0                  $14,000
Trustee
Richard K. Riess,    $0                $0                    $0                  $0
Trustee
Thomas A. James,     $0                $0                    $0                  $0
Trustee


        FIVE PERCENT SHAREHOLDERS
        -------------------------

        As of November 28, 1997, the following shareholders owned of record or were known by the Funds to own beneficially five percent or more of the outstanding C shares of Government.

NAME AND ADDRESS                                                 PERCENT OWNED
----------------                                                 -------------
Raymond James Assoc Inc Csdn                                            11.01%
Cust Thomas W Fvarrow IRA
5216 10th Ave S
Gulfport, FL  33707

Raymond James & Assoc Inc                                                8.59%
Cust Daniel E Bonbrisco
Po Box 18749
St Petersburg, FL  33733-2749

William Munro Trste                                                     14.52%
For Munro Sales Target Ben Plan
G-4136 Holiday Dr
Flint, MI  46587

Morongo Band of Mission Indians                                          5.13%
Obligated Reserve Account
11581 Portero Rd
Banning, CA  92220

Morongo Band Of Mission Indians                                         11.37%
Administrative Reserve Account
11581 Portero Rd
Banning, CA  92220

Morongo Band Of Mission Indians                                         11.51%
Designated Reserves Account
Attn Elaine Mathews
11581 Portero Rd
Banning, CA  92220

Morongo Bands Of Mission Indians                                         6.77%
Comty Service Reserve Acct
11581 Portero Rd
Banning, CA  92220-6246


Investment Adviser And Administrator; Subadviser
------------------------------------------------

        The Trust's investment adviser and administrator, Heritage Asset Management, Inc., was organized as a Florida corporation in 1985. All the capital stock of the Manager is owned by RJF. RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

        Under an Investment Advisory and Administration Agreement ("Advisory Agreement") dated January 19, 1990, between the Trust, on behalf of the Funds, and the Manager, and subject to the control and direction of the Board of Trustees, the Manager is responsible for reviewing and establishing investment policies for the Trust as well as administering the Trust's noninvestment affairs. Under a Subadvisory Agreement, dated February 1, 1996, the Subadviser, subject to direction by the Manager and Board of Trustees, will provide investment advice and portfolio management services to High Yield for a fee payable by the Manager.

        The Manager also is obligated to furnish the Trust with office space, administrative, and certain other services as well as executive and other personnel necessary for the operation of the Trust. The Manager and its affiliates also pay all the compensation of Trustees of the Trust who are employees of the Manager and its affiliates. Each Fund pays all its other expenses that are not assumed by the Manager. Each Fund also is liable for such nonrecurring expenses as may arise, including litigation to which the Trust may be a party. Each Fund also may have an obligation to indemnify Trustees and officers of the Trust with respect to any such litigation.

        The Advisory Agreement and the Subadvisory Agreement each were approved by the Board of Trustees of the Trust (including all of the Trustees who are not "interested persons" of the Manager or Subadviser, as defined under the 1940
Act) and the shareholders of the applicable Fund, in compliance with the 1940 Act. Each Agreement provides that it will be in force for an initial two- year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager, Subadviser or the Trust, and by (2) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of each applicable Fund. The Advisory and Subadvisory Agreements each automatically terminates on assignment, and each is terminable on not more than 60 days' written notice by the Trust to either party. In addition, the Advisory Agreement may be terminated on not less than 60 days' written notice by the Manager to the Trust and the Subadvisory Agreement may be terminated on not less than 60 days' written notice by the Manager or 90 days' written notice by the Subadviser. Under the terms of the Advisory Agreement, the Manager automatically becomes responsible for the obligations of the Subadviser upon termination of the Subadvisory Agreement. In the event the Manager ceases to be the manager of the Trust or the Distributor ceases to be principal distributor of each Fund's shares, the right of the Trust to use the identifying name of "Heritage" may be withdrawn.

        The Manager and Subadviser shall not be liable to the Trust or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon them by their agreements with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

        All of the officers of the Trust except for Messrs. Alexander and Zutz are officers or directors of the Manager. These relationships are described under "Management of the Trust."

        ADVISORY AND ADMINISTRATION FEE. The annual investment advisory fee paid monthly by each Fund to the Manager is based on the applicable Fund's average daily net assets as listed in the Prospectus. The Manager has entered into an agreement with the Subadviser wherein the Subadviser will provide investment advice and portfolio management services to High Yield for an annual fee paid by the Manager equal to 50% of the annual investment advisory fee paid to the Manager, without regard to any reduction in fees actually paid to the Manager as a result of voluntary fee waivers by the Manager.


        For High Yield, the Manager voluntarily has agreed to waive management fees to the extent that total annual operating expenses attributable to A shares exceed 1.25% of the average daily net assets or to the extent that total annual operating expenses attributable to B shares and C shares each exceed 1.70% of average daily net assets attributable to that class for this fiscal year. For the fiscal years ended September 30, 1995, 1996 and 1997 management fees amounted to $194,363, $200,042 and $287,069, respectively. For the same periods, the Manager waived its fees in the amounts of $83,663, $94,308 and $45,839, respectively. For the fiscal year ended September 30, 1995 and for the period October 1, 1995 through January 31, 1996, the Manager paid subadvisory fees to Eagle Asset Management, Inc., High Yield's former subadviser, of $48,591 and $15,507, respectively for such Fund, and paid subadvisory fees to Salomon for the period February 1, 1996 through September 30, 1996 and the fiscal year ended September 30, 1997, of $69,007 and $143,535, respectively.

        For Government, the Manager voluntarily has agreed to waive its fees to the extent that Fund expenses attributable to A shares exceed .95% of the average daily net assets or to the extent that Fund expenses attributable to B shares and C shares each exceed 1.20% of average daily net assets attributable to that class for this fiscal year. For the fiscal years ended September 30, 1995, 1996 and 1997, management fees amounted to $146,658, $105,455 and $81,847, respectively. For the same periods, the Manager waived its fees in the amounts of $146,658, $105,455 and $81,847, respectively. For the fiscal years ended September 30, 1996 and 1997, the Manager reimbursed Government for expenses totaling $35,322 and $39,456, respectively.

        CLASS-SPECIFIC EXPENSES. Each Fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of the Fund's shares to which those expenses are attributable.

Brokerage Practices
-------------------

        Each Fund's portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. The annualized portfolio turnover for the fiscal years ended September 30, 1996 and 1997 were 143% and 101%, respectively, for High Yield, and 135% and 69%, respectively, for Government.


        The Manager is responsible for the execution of each Fund's investment portfolio transactions but has delegated that responsibility to the Subadviser for a portion of the High Yield Fund's portfolio transactions. In executing portfolio transactions, both the Manager and the Subadviser must seek the most favorable price and execution for such transactions. Best execution, however, does not mean that the Fund necessarily will be paying the lowest commission or spread available. Rather, each Fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's or dealer's facilities, and any risk assumed by the executing broker or dealer.

        It is a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers. Consistent with the policy of most favorable price and execution, both the Manager and the Subadviser may give consideration to research, statistical and other services furnished by brokers or dealers. In addition, they may place orders with brokers or dealers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission or spread than may be charged by other brokers or dealers, provided that the Manager or Subadviser, as applicable, determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided. Such research and analysis may be useful to the Manager and the Subadviser in connection with services to clients other than a Fund.

        Each Fund may use the Distributor as broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to the Distributor will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

        The Manager and Subadviser also may select other brokers to execute portfolio transactions. In the OTC market, each Fund generally deals with primary market-makers unless a more favorable execution can otherwise be obtained.

        Each Fund effects its portfolio transactions in bonds with bond dealers. Generally, bonds are traded on the OTC market on a "net" basis without a stated commission through dealers acting for their own account and not as brokers. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time. The spread includes the dealer's normal profit.

        The Funds may not buy securities from, or sell securities to, the Distributor as principal. However, the Board of Trustees has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the each Fund may purchase securities that are offered in underwritings in which the Distributor is a participant. The Board of Trustees will consider the possibilities of seeking to recapture for the benefit of each Fund expenses of certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including the Distributor, but only to the extent such recapture would be permissible under applicable regulations, including the rules of the National Association of Securities Dealers, Inc. and other self-regulatory organizations.

        Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, each Fund expressly consented to the Distributor executing transactions on an exchange on the Trust's behalf.

Distribution Of Shares
----------------------

        The Distributor and Representatives with whom the Distributor has entered into dealer agreements offer shares of each Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares. In this connection, the Distributor makes distribution and servicing payments to participating dealers in connection with the sale of Fund shares. Pursuant to its Distribution Agreement with the Trust with respect to A shares, B shares and C shares of each Fund, the Distributor bears the cost of making information about the Trust available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling efforts. The Distributor also pays service fees to dealers for providing personal services to Class A, B and C shareholders and for maintaining shareholder accounts. Each Fund pays the cost of registering and qualifying their shares under state and federal securities laws and pays its proportionate share for typesetting of the prospectus and printing and distributing prospectuses to existing shareholders.


        The Trust has adopted a Distribution Plan for each class of shares on behalf of each Fund (each a "Plan" and collectively the "Plans"). These Plans permit each Fund to pay the Distributor the monthly distribution and service fee out of the Fund's net assets to finance activity that is intended to result in the sale and retention of A shares, B shares and C shares. The Distributor, on C shares, may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker-dealer at the time of purchase. Each Plan was approved by the Board of Trustees, including a majority of the Independent Trustees after determining that there is a reasonable likelihood that each Fund and its shareholders will benefit from each Plan.


        For the fiscal year ended September 30, 1997 the Distributor received 12b-1 fees in the amount of $112,342 and $51,820 for High Yield and Government, respectively. For the fiscal year ended September 30, 1997, the Distributor received 12b-1 fees in the amount of $88,981 and $4,586, respectively.


        In reporting amounts expended under the Plans to the Board of Trustees, the Distributor will allocate expenses attributable to the sale of A shares, B shares and C shares to the applicable class based on the ratio of sales of shares of that class to the sales of all the classes of shares of the applicable Fund. The fees paid by one class of shares will not be used to subsidize the sale of any other class of shares.


        Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of a class of a Fund. The Board of Trustees reviews quarterly a written report of Plan costs and the purposes for which such costs have been incurred. A Plan may be amended by vote of the Board of Trustees, including a majority of the Independent Trustees cast in person at a meeting called for such purpose. Any change in a Plan that would materially increase the distribution cost to a class requires shareholder approval of that class.


        The Distribution Agreement may be terminated at any time on 60 days' written notice without payment of any penalty by either party. The Trust may effect such termination by vote of a majority of the outstanding voting securities of the Trust or by vote of a majority of the Independent Trustees. For so long as a Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.


        The Distribution Agreement and each Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

        For the three fiscal years ended September 30, 1997, the Distributor received as compensation for the sale of High Yield A shares $53,388, $159,739 and $216,612, respectively, of which it retained $7,667, $19,066 and $28,693, respectively. For the same periods, the Distributor received as compensation for the sale of Government A shares $7,285, $17,353 and $8,937, respectively, of which it retained $1,013, $2,577 and $1,139, respectively. For the fiscal year ended September 30, 1997, the Distributor received $4,491 of which it retained $4,491 for the sale of High Yield C shares, and $1,057 of which it retained $1,057 for the sale of Government C shares. Class B shares were not offered for sale prior to the date of this SAI.

ADMINISTRATION OF THE TRUST
---------------------------

        ADMINISTRATIVE, FUND ACCOUNTING AND TRANSFER AGENT SERVICES. The Manager, subject to the control of the Board of Trustees, will manage, supervise and conduct the administrative and business affairs of the Trust and of each Fund; furnish office space and equipment; oversee the activities of the Subadviser and Custodian; and pay all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. The Manager also will provide certain shareholder servicing activities for customers of the Trust.

        The Manager also is the fund accountant and transfer and dividend disbursing agent for the Trust. The Trust pays the Manager the Manager's cost plus ten percent for its services as fund accountant and transfer and dividend disbursing agent.

        For the three fiscal years ended September 30, 1997 the Manager earned approximately $28,242, $29,201 and $28,200, respectively, from Government for its services as fund accountant. For the same periods the Manager earned $28,242, $31,311 and $32,320, respectively, from High Yield for its services as fund accountant.


        CUSTODIAN. State Street Bank and Trust Company, P.O. Box 1912, Boston, Massachusetts 02105, serves as custodian of the Trust's assets. The Custodian provides portfolio accounting and certain other services.

        LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, serves as counsel to the Trust.

        INDEPENDENT ACCOUNTANTS. Price Waterhouse LLP, 400 North Ashley Street, Suite 2800, Tampa, Florida 33602, is the independent accountant for the Trust. The Financial Statements and Financial Highlights of the Funds for the fiscal year ended September 30, 1997 that appear in this SAI have been audited by Price Waterhouse LLP, and are included herein in reliance upon the report of said firm of accountants, which is given upon their authority as experts in accounting and auditing. The Financial Highlights for the fiscal years ended in 1995 and prior thereto were audited by other independent accountants.

Potential Liability
-------------------

        Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument the Trust or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                    APPENDIX
                            COMMERCIAL PAPER RATINGS

The rating services' descriptions of commercial paper ratings in which the Funds may invest are:

Description Of Moody's Investors Services, Inc. Short-term Debt Ratings
-----------------------------------------------------------------------

PRIME-1. Issuers (or supporting institutions) rated PRIME-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2. Issuers (or supporting institutions) rated PRIME-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropri-ate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Description Of Standard & Poor's Ratings Services Commercial Paper Ratings
--------------------------------------------------------------------------

A-1. This highest category  indicates that the degree of safety regarding timely
payment  is  strong.   Those  issues  determined  to  possess  extremely  strong
characteristics are denoted with a plus sign (+) designation.

A-2.   Capacity  for  timely   payment  of  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

        The Reports of the Independent Accountants and Financial Statements are incorporated herein by reference from the Trust's Annual Report to Shareholders for the fiscal year ended September 30, 1997, filed with the Securities and Exchange Commission on November 26, 1997, Accession No. 0000950144-97-012865.

                              HERITAGE INCOME TRUST

                            PART C. OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS
         ---------------------------------

                  (a)      Financial Statements:

                           Included in Part A of the Registration Statement:

                           Financial Highlights -- High Yield Bond Fund and Intermediate Government Fund: Class A Shares for the period March 1, 1990 (commencement of operations) to September 30, 1990, and for each of the seven years ended September 30, 1997; Class C Shares for the period April 3, 1995 (first offering of Class C Shares) to September 30, 1995, and the two years ended September 30, 1997.

                           Included in Part B of the Registration Statement on behalf of both the High Yield Bond Fund and the Intermediate Government Fund:

                           Investment  Portfolio - September 30, 1997
                           Statement of Assets and  Liabilities  - September 30,
                             1997
                           Statement of Operations - September 30, 1997
                           Statements  of  Changes  in Net  Assets for the years
                             ended September 30, 1997 and 1996
                           Notes to Financial Statements
                           Report   of   Price   Waterhouse   LLP,   Independent
                             Accountants dated November 12, 1997

                  (b)      Exhibits:

                            (1)  Declaration of Trust*

                            (2)  (a)  Bylaws*

                                 (b)  Amended and Restated Bylaws*

                            (3)  Voting trust agreement -- none

                            (4)  (a)(i)  Specimen security High Yield Bond Fund
                                         Class A***

                                 (a)(ii) Specimen security High Yield Bond Fund
                                         Class C***

                                 (b)(i)  Specimen  security  Intermediate
                                         Government Class A***

                                 (b)(ii) Specimen security Intermediate
                                         Government Class C***

                            (5)  (a)     Investment  Advisory and Administration
                                         Agreement*

                                 (b) Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc.*

                                 (c)     Subadvisory Agreement between  Heritage
                                         Asset  Management,  Inc. and    Salomon
                                         Brothers Asset Management Inc*

                            (6)      Distribution Agreement*

                            (7) Bonus, profit sharing or pension plans -- none

                            (8)      Custodian Agreement*

                            (9)  (a)     Transfer Agency and Service Agreement*

                                 (b)     Fund Accounting and Pricing Service
                                         Agreement*

                           (10)      Opinion and consent of counsel (filed
                                     herewith)

                           (11)     Accountants' consent (filed herewith)

                           (12) Financial statements omitted from prospectus -- none

                           (13)     Letter of investment intent*

                           (14)     Prototype retirement plan (filed herewith)

                           (15) (a) Class A Plan pursuant to Rule 12b-1*

                                (b) Class C Plan pursuant to Rule 12b-1*

                                (c) Class B plan  pursuant to Rule 12b-1
                                    (filed herewith)

                           (16) (a) Performance Computation Schedule Relating to High Yield Bond Fund**

                                (b) Performance Computation Schedule Relating to Intermediate Government Fund**

                           (17)      Electronic Filers -- Financial Data
                                     Schedule:

                                (a) Financial Data Schedule Relating to High Yield Bond Fund Class A (filed herewith)

                                (b) Financial Data Schedule Relating to High Yield Bond Fund Class C (filed herewith)

                                (c)  Financial  Data  Schedule  Relating  to
                                     Intermediate  Government  Fund Class A
                                     (filed herewith)

                                (d)  Financial  Data  Schedule  Relating  to
                                     Intermediate  Government  Fund  Class C
                                     (filed herewith)

                           (18) (a)  Plan pursuant to Rule 18f-3**

                                (b) Amended Plan pursuant to Rule 18f-3 (filed herewith)


* Incorporated by reference from the Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on December 1, 1995.

** Incorporated by reference from the Post-Effective Amendment No. 13 to the Registration Statement of the Trust, SEC File No. 33-30361, filed previously on January 29, 1997.

***     To be filed by subsequent amendment.


Item 25. Persons Controlled by or under
         Common Control With Registrant
         ------------------------------

         None.

Item 26. Number of Holders of Securities
         -------------------------------
                                                    Number of Record Holders
Title of Class                                         October 31, 1997
--------------                                      ------------------------

Shares of Beneficial Interest

         High Yield Bond Fund
                  Class A Shares                           2,044
                  Class B Shares                               0
                  Class C Shares                             492

         Intermediate Government Fund
                  Class A Shares                             850
                  Class B Shares                               0
                  Class C Shares                              74

Item 27. Indemnification

         Article XI, Section 2 of the Trust's Declaration of Trust provides that:

         (a) Subject to the exceptions and limitations contained in paragraph
             (b) below:

             (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

             (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

              (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

              (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

              (i) such Covered Person shall have provided appropriate security for such undertaking,

              (ii) the Trust is insured against losses arising out of any such advance payments or

              (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

         According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees.

         Article XII, Section 2 of the Declaration of Trust provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Paragraph 8 of the Investment Advisory and Administration Agreement of Heritage Income Trust ("Advisory Agreement") between the Trust and Heritage Asset Management, Inc. ("Heritage" or the "Manager") provides that the Manager shall not be liable for any error of judgment or mistake of law for any loss suffered by the Trust in connection with the matters to which the Advisory Agreement relates except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, director, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

         Paragraph 9 of the Heritage Income Trust Subadvisory Agreement ("Subadvisory Agreement") between the Manager and Salomon Brothers Asset Management Inc ("Subadviser" or "Salomon") provides that, in the absence of bad faith, negligence or disregard of its obligations and duties under the Subadvisory Agreement, the Subadviser shall not be subject to any liability to the Trust, or to any of its Shareholders, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

         Paragraph 7 of the Distribution Agreement of Heritage Income Trust ("Distribution Agreement") between the Trust and Raymond James & Associates, Inc. ("Raymond James") provides that the Trust agrees to indemnify, defend and hold harmless Raymond James, its several officers and directors, and any person who controls Raymond James within the meaning of Section 15 of the Securities Act of 1933, as amended (the "1933 Act") from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Raymond James, its officers or Trustees, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect Raymond James against any liability to the Trust or its shareholders to which Raymond James would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement.

         Paragraph 13 of the Heritage Funds Accounting and Pricing Services Agreement ("Accounting Agreement") between the Trust and Heritage provides that the Trust shall indemnify and hold harmless Heritage and its nominees from all losses, damages, costs, charges, payments, expenses (including reasonable counsel fees), and liabilities arising directly or indirectly from any action that Heritage takes or does or omits to take to do (i) at the request or on the direction of or in reasonable reliance on the written advice of the Trust or
(ii) upon Proper Instructions (as defined in the Accounting Agreement), provided, that neither Heritage nor any of its nominees shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of Heritage's own willful misfeasance, willful misconduct, gross negligence or reckless disregard of its duties and obligations specifically described in the Accounting Agreement or its failure to meet the standard of care set forth in the Accounting Agreement.


Item 28. I.       Business and Other Connections
                       of Investment Adviser
                       ---------------------

         Heritage Asset Management, Inc. is a Florida corporation that offers investment management services. Information as to the officers and directors of Heritage is included in its current Form ADV filed with the Securities and Exchange Commission ("SEC") and is included by reference herein.

         II.  Business and Other Connections of Subadviser
              --------------------------------------------

         Salomon is a registered investment adviser. It is a wholly owned subsidiary of Salomon Inc. Salomon primarily is engaged in the investment advisory business. Information as to the officers and directors of Salomon is included in its current Form ADV filed with the SEC and is incorporated by reference herein.


Item 29. Principal Underwriter
         ---------------------

         (a) Raymond James & Associates, Inc. is the principal underwriter for each of the following investment companies: Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage Series Trust.

         (b)  The   directors  and  officers  of  the   Registrant's   principal
underwriter are:


                                     Positions & Offices                Positions & Offices
           Name                        with Underwriter                   with Registrant
           ----                        ----------------                   ---------------


Thomas A. James             Chief Executive Officer,                Trustee

Robert F. Shuck             Executive V.P., Director                None

Thomas S. Franke            President, Chief Operating              None
                                                                    Officer, Director

Lynn Pippenger              Secretary/Treasurer, Chief Financial    None
                            Officer, Director

Dennis Zank                 Executive Vice President of             None
                            Operations and Administration,
                            Director

Thom Tremaine               Senior Vice President                   None

Francis Godbold             Executive Vice President                None

Paul Matecki                Chief Legal Officer                     None

Joseph Tuorto               Chief Compliance Officer                None

Anne Rettig                 Assistant Treasurer                     None

Jodi Campos                 Vice President Comptroller              None

Michael Cahill              Assistant Vice President, Assistant     None
                            Controller

Sharry Mauney               Assistant Secretary                     None

Grace Palsha                Assistant Secretary                     None

The principal business address for each director and officer listed above is 880 Carillon Parkway, St. Petersburg, Florida 33716.

Item 30. Location of Accounts and Records
         --------------------------------

         The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 were maintained in the physical possession of the Trust's custodian through February 28, 1994, except that: Heritage maintained some or all of the records required by Rule 31a-(b)(l), (2) and (8); and the Subadviser maintained some or all of the records required by Rule 31a-1(b)(2),
(5), (6), (9), (10) and (11). Since March 1, 1994, the required records have been maintained by Heritage and the Subadviser.

Item 31. Management Services
         -------------------

         Not applicable.


Item 32. Undertakings
         ------------

         The Trust hereby undertakes to furnish each person to whom a prospectus
is  delivered  with  a  copy  of  the  Registrant's   latest  annual  report  to
shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 14 to its Registration Statement (No. 33-30361) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the 1st day of December, 1997.

                                            HERITAGE INCOME TRUST

                                            By:/S/ Stephen G. Hill
                                               -------------------------------
                                               Stephen G. Hill
                                               President

Attest:

/s/ Donald H. Glassman
------------------------
Donald H. Glassman
Treasurer

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

   Signature                          Title                        Date
   ---------                          -----                        ----

/s/ Stephen G. Hill
------------------------
Stephen G. Hill                     President                   December 1, 1997

Thomas A. James*
------------------------
Thomas A. James                     Trustee                     December 1, 1997

Richard K. Riess*
------------------------
Richard K. Riess                    Trustee                     December 1, 1997

C. Andrew Graham*
------------------------
C. Andrew Graham                    Trustee                     December 1, 1997

David M. Phillips*
------------------------
David M. Phillips                   Trustee                     December 1, 1997

James L. Pappas*
------------------------
James L. Pappas                     Trustee                     December 1, 1997

Donald W. Burton*
------------------------
Donald W. Burton                    Trustee                     December 1, 1997

Eric Stattin*
------------------------
Eric Stattin                        Trustee                     December 1, 1997


Donald H. Glassman                  Treasurer                   December 1, 1997

*By /s/ Donald H. Glassman
    ---------------------------
      Donald H. Glassman,
      Attorney-in-Fact

                                INDEX TO EXHIBITS


Exhibit
Number               Description                                          Page
-------              -----------                                          ----

1                    Declaration of Trust*

2(a)                 Bylaws*

2 (b)                Amended and Restated Bylaws*

3                    Voting trust agreement - none

4 (a)(i)             Specimen security High Yield Bond Fund Class A***

   (a)(ii)           Specimen security High Yield Bond Fund Class C***

   (b)(i)            Specimen security Intermediate Government Class A***

   (b)(ii)           Specimen security Intermediate Government Class C***

5 (a)                Investment Advisory and Administration Agreement*

   (b) Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc.*

   (c) Subadvisory Agreement between Heritage Asset Management, Inc. and Salomon Brothers Asset Management Inc.*

6                    Distribution Agreement*

7                    Bonus, profit sharing or pension plans - none

8                    Custodian Agreement*

9 (a)                Transfer Agency and Service Agreement*

   (b)               Fund Accounting and Pricing Service Agreement*

10                   Opinion and consent of counsel (filed herewith)

11                   Accountants' consent (filed herewith)

12                   Financial statements omitted from prospectus - none

13                   Letter of investment intent*

14                   Prototype retirement plan (filed herewith)

15 (a)               Class A Plan pursuant to Rule 12b-1*

     (b)             Class C Plan pursuant to Rule 12b-1*

     (c)             Class B plan pursuant to Rule 12b-1 (filed herewith)

16 (a) Performance Computation Schedule Relating to High Yield bond Fund**

     (b) Performance Computation Schedule Relating to Intermediate Government Fund**

17                   Electronic Filers - Financial Data Schedule:

     (a) Financial Data Schedule Relating to High Yield Bond Fund Class A (filed herewith)

     (b) Financial Data Schedule Relating to High Yield Bond Class C (filed herewith)

     (c) Financial Data Schedule Relating to Intermediate Government Fund Class A (filed herewith)

     (d) Financial Data Schedule Relating to Intermediate Government Fund Class C (filed herewith)

18(a)                Plan pursuant to Rule 18f-3**

    (b)              Amended Plan pursuant to Rule 18f-3 (filed herewith)

--------------

*    Incorporated by reference from the  Post-Effective  Amendment No. 11 to the
     Registration  Statement  of  the  Trust,  SEC  File  No.  33-30361,   filed
     previously on December 1, 1995.

**   Incorporated by reference from the  Post-Effective  Amendment No. 13 to the
     Registration  Statement  of  the  Trust,  SEC  File  No.  33-30361,   filed
     previously on January 29, 1997.

***  To be filed by subsequent amendment.